Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended February 28, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Municipal Money Market	0.51%	1.11%	13.88%	31.74%
All Tax-Free Money Market Funds Average	0.41%	0.90%	12.73%	29.33%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Municipal Money Market	1.11%	2.63%	2.79%
All Tax-Free Money Market Funds Average	0.90%	2.42%	2.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02
Fidelity Municipal Money Market Fund	0.79%	0.92%	1.12%	1.27%	1.11%
All Tax-Free Money Market Funds Average	0.62%	0.75%	0.88%	1.09%	0.89%
Fidelity Municipal Money Market Fund Tax-Equivalent	1.22%	1.42%	1.72%	1.95%	1.71%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which assumes you're in the 35% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

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A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Fidelity Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended February 28, 2003?

A. Despite showing some strength in gross domestic product (GDP) growth in the third quarter of 2002, the U.S. economy remained generally stagnant. Retail sales in the fourth-quarter holiday season were sluggish, and consumer confidence declined to its lowest level in 10 years. Against this backdrop, the Federal Reserve Board felt compelled to try to support the economy. It did so by lowering the rate banks charge each other - known as the federal funds target rate - by 0.50 percentage points in November 2002, bringing the rate to 1.25%, its lowest level in 40 years. Faced with a struggling stock market and the possibility of war with Iraq, investors moved a significant amount of assets into relatively safe and liquid municipal money market funds.

Q. How did the slowing economy affect state and local governments?

A. States and municipalities struggled with budgetary imbalances after enjoying years of solid revenue growth. Legislatures, city administrations and school boards had to wrestle with dramatic declines in funding due to reduced sales, income and capital gains tax revenues. An unprecedented flood of muni supply hit the market, particularly from such traditionally large issuers as New York and California. The market presented some challenges. There were fewer opportunities offered by financially stronger states and municipalities, because they had less of a need to issue debt to meet shortfalls. At the same time, the market was flooded with securities tendered by issuers with weaker financial profiles that were more desperate for cash to close their budget gaps.

Q. What was your strategy with the fund?(Portfolio Manager photograph)

A. I analyzed the creditworthiness of issuers in the market with even more scrutiny than usual, and I was very selective in terms of reviewing the fiscal health of the issuers we considered for the fund. I looked to choose securities that offered some level of financial certainty, such as those with interest payments that were insured or those that were backed by predictable revenue streams such as water and utilities. At the same time, I tended to avoid securities backed by more volatile tax sources. While the fund's structure did not belie a regional bias, it did hold more California investments than in previous years. That's because there was so much new issuance in that state that yields there were pushed to very attractive levels. I also kept the fund's average maturity short relative to its peers. Within a low and falling interest rate environment, longer-maturity securities offered a minimal yield advantage that was inadequate to warrant investing on the long end of the money market yield curve. A shorter average maturity gave the fund more liquidity within an environment of very low interest rates. With yields hovering around 1%, the risk that rates would move higher was greater than the chance that they'd move further downward.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.79%, compared to 1.09% six months ago. The latest yield was the equivalent of a 1.22% taxable yield for investors in the 35% federal income tax bracket. Through February 28, 2003, the fund's six-month total return was 0.51%, compared to 0.41% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The potential for war with Iraq dominated the backdrop at the end of the period, with the possibility of further upheaval in the markets due to fluctuations in energy and gold prices and the value of the U.S. dollar. There is even some speculation that the Fed might cut rates further in order to keep the economy from sliding into recession. If the Iraq situation is resolved quickly, interest rates could rise dramatically in a short period of time. However, the current situation has created tremendous uncertainty with no clear picture of how the markets will be affected. As a result of both the larger-scale geopolitical issues and the struggle facing states and municipalities in confronting and dealing with budget problems, I intend to undertake a cautious approach.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: federally tax-free income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 010

Trading symbol: FTEXX

Start date: January 2, 1980

Size: as of February 28, 2003, more than $13.1 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

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Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	82.8	81.3	76.7
31 - 90	3.7	9.3	8.0
91 - 180	5.9	3.8	7.6
181 - 397	7.6	5.6	7.7
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Fidelity Municipal Money Market	33 Days	31 Days	38 Days
All Tax-Free Money Market Funds Average*	38 Days	47 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 63.3%	Variable Rate Demand Notes (VRDNs) 68.7%
Commercial Paper (including CP Mode) 13.4%	Commercial Paper (including CP Mode) 8.9%
Tender Notes and Bonds 4.6%	Tender Notes and Bonds 5.3%
Municipal Notes 9.9%	Municipal Notes 7.2%
Municipal Bonds 0.7%	Municipal Bonds 0.8%
Municipal Money Market Funds 6.9%	Municipal Money Market Funds 6.6%
Net Other Assets 1.2%	Net Other Assets 2.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.2%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	$ 6,623	$ 6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1.25%, LOC Southtrust Bank NA, VRDN (a)(d)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 1.25%, LOC Southtrust Bank NA, VRDN (a)	2,865	2,865
(Liberty Square Apts. Proj.) Series C, 1.25%, LOC Southtrust Bank NA, VRDN (a)(d)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 1.2%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	18,790	18,790
Alabama Indl. Dev. Auth. Rev. (Southern Ionics, Inc. Proj.) 1.25%, LOC Southtrust Bank NA, VRDN (a)(d)	1,200	1,200
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.2%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 1.15%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	16,000	16,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 1.15%, VRDN (a)	10,000	10,000
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 1.22%, VRDN (a)(d)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	8,000	8,000
Decatur Indl. Dev. Board Indl. Dev. Rev. (Monsanto Co. Proj.) Series 1996, 1.25%, VRDN (a)(d)	3,185	3,185
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 1.2% (BP PLC Guaranteed), VRDN (a)(d)	14,600	14,600
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 1.15%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,050	1,050
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN Series EGL 02 6016, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	5,000	5,000
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	4,715	4,715
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.3%, VRDN (a)(d)	$ 5,300	$ 5,300
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1.25%, LOC Southtrust Bank NA, VRDN (a)(d)	1,455	1,455
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.25%, LOC Bank of America NA, VRDN (a)(d)	1,740	1,740
		159,223
Alaska - 1.4%
Alaska Hsg. Fin. Corp.:
Participating VRDN 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	12,900	12,900
Series A, 1.15% (FSA Insured), VRDN (a)(d)	78,400	78,400
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	7,500	7,500
Series ROC II R138, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	8,015	8,015
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.2% (BP PLC Guaranteed), VRDN (a)(d)	41,200	41,200
Valdez Marine Term. Rev. Bonds:
(Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (a)	5,400	5,422
(Phillips Petroleum Co. Proj.):
Series 1994 A, 2%, tender 1/1/04 (a)	23,000	23,094
Series 1994 C, 2%, tender 1/1/04	11,800	11,848
		188,379
Arizona - 1.2%
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 0%, tender 9/2/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	10,200	10,200
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 1.15%, LOC Fannie Mae, VRDN (a)(d)	9,000	9,000
(San Martin Apts. Proj.) Series A2, 1.15%, LOC Fannie Mae, VRDN (a)(d)	4,460	4,460
(Sands Apts. Proj.) Series 2001 A, 1.15%, LOC Fannie Mae, VRDN (a)(d)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	$ 3,435	$ 3,435
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,455	4,455
Phoenix Civic Plaza Bldg. Corp. Excise Tax Rev. Participating VRDN Series MS 01 558, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	4,468	4,468
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	15,180	15,180
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.2%, LOC Gen. Elec. Cap. Corp., VRDN (a)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.28%, LOC Wachovia Bank NA, VRDN (a)(d)	1,695	1,695
(Marlyn Nutraceuticals Proj.) 1.3%, LOC Bank One, Arizona NA, VRDN (a)(d)	2,905	2,905
(Plastican Proj.) Series 1997, 1.3%, LOC Fleet Bank NA, VRDN (a)(d)	3,775	3,775
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A23, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	1,530	1,530
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.15%, LOC Fannie Mae, VRDN (a)(d)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.28% (Liquidity Facility Bank of New York NA) (a)(d)(f)	11,880	11,880
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1002, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	14,270	14,270
Series 1997 A:
1.1% 3/7/03, CP	27,500	27,500
1.15% 4/10/03, CP	15,500	15,500
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.3%, LOC Bank One, Arizona NA, VRDN (a)(d)	2,900	2,900
		154,853
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.2%, LOC Bank of America NA, VRDN (a)(d)	$ 3,150	$ 3,150
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	8,780	8,780
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	10,700	10,700
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.23% (Liquidity Facility Morgan Stanley) (a)(d)(f)	20,600	20,600
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 1.25%, LOC Cr. Agricole Indosuez, VRDN (a)(d)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1.2%, LOC Bank of America NA, VRDN (a)(d)	5,500	5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 1.18%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,800	11,800
Harrison Indl. Dev. Rev. (Rock-Tenn Converting Co. Proj.) Series 1993, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,500	2,500
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	2,190	2,190
West Memphis Indl. Dev. Rev. (Proform Co. LLC Proj.) Series 1996, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,875	1,875
		84,795
California - 8.7%
California Dept. Wtr. Resources Pwr. Supply Rev.:
Bonds:
Series C4, 1.8%, tender 3/13/03, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys. (a)	51,600	51,600
Series C9, 1.8%, tender 3/13/03, LOC Citibank NA, New York (a)	19,300	19,300
Series C11, 1.1%, LOC KBC Bank NV, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)	40,000	40,000
Series C12, 1.1%, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.:
Participating VRDN:
Series FRRI 02 F14B, 1.33% (a)(f)	$ 145,100	$ 145,100
Series FRRI 02 F15J, 1.337% (a)(f)	147,700	147,700
Variable Rate TRAN:
Series C, 1.3375% 6/20/03 (a)	240,000	240,000
Series F, 1.3375% 6/20/03 (a)	100,000	100,000
1.2% 4/8/03, CP	10,400	10,400
1.2% 4/16/03, CP	75,700	75,700
1.4% 4/10/03, CP	24,000	24,000
1.55% 3/12/03, CP	20,800	20,800
1.65% 4/9/03, CP	41,800	41,800
1.65% 4/10/03, CP	17,600	17,600
California Higher Ed. Student Ln. Auth. Rev.:
Bonds Series A4, 2.35%, tender 4/1/03, LOC Sallie Mae (a)(d)	7,500	7,500
Series 1992 E1, 1.2%, LOC Sallie Mae, VRDN (a)(d)	49,600	49,600
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series PT 651B, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	44,040	44,040
Series PT 651C, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	74,540	74,540
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.25%, VRDN (a)	22,700	22,700
Orange County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series EGL 96 C0906, 1.2% (Liquidity Facility Citibank NA, New York) (a)(d)(f)	1,460	1,460
		1,141,840
Colorado - 2.5%
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.3%, LOC Fannie Mae, VRDN (a)(d)	8,300	8,300
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.25%, LOC Bank One, Colorado NA, VRDN (a)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series BA 96 E, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	$ 2,335	$ 2,335
Series FRRI 00 A3, 1.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	1,385	1,385
Series FRRI 00 A4, 1.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	3,675	3,675
Series FRRI L37J, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	9,800	9,800
Series FRRI L9, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	3,910	3,910
Series Merlots 01 A20, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	6,065	6,065
Series PT 1373, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,135	8,135
Series PT 557, 1.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	2,710	2,710
Series Putters 120, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	6,335	6,335
Series Putters 251, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	7,020	7,020
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	7,000	7,000
Colorado Reg'l. Trans. District Sales Tax Rev. 1.15% 3/6/03, LOC WestLB AG, CP	10,000	10,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.16% (Liquidity Facility Societe Generale) (a)(f)	11,480	11,480
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 1.17% (Liquidity Facility Bank of New York NA) (a)(d)(f)	5,000	5,000
Series Merlots 97 Q, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,600	6,600
Series PA 762, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,995	4,995
Series PA 764R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,995	4,995
Series PT 1538, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	13,070	13,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PT 724, 1.21% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	$ 8,250	$ 8,250
Series RF 02 E14, 1.28% (Liquidity Facility Bank of New York NA) (a)(d)(f)	31,990	31,990
Series 2000 B, 1.2% (MBIA Insured), VRDN (a)(d)	49,000	49,000
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 1.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	37,580	37,580
Denver West Metro. District Series 2001 A, 1.3%, LOC BNP Paribas SA, VRDN (a)	6,125	6,125
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.3%, LOC Bank One, Colorado NA, VRDN (a)(d)	985	985
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	7,500	7,500
Monte Vista Swr. Rev. Series 1992, 1.25%, LOC Wachovia Bank NA, VRDN (a)(d)	2,380	2,380
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,610	7,610
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	3,000	3,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (a)	13,000	13,000
Summit County School District #RE001 TAN 2.25% 6/30/03	10,580	10,608
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.3%, LOC Fannie Mae, VRDN (a)(d)	4,510	4,510
		326,053
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.47%, VRDN (a)	4,100	4,100
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,000	18,000
Delaware Hsg. Auth. Rev.:
Participating VRDN Series FRRI 02 L8, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	7,475	7,475
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - continued
Delaware Hsg. Auth. Rev.: - continued
Participating VRDN Series EGL 96 C0801, 1.2% (Liquidity Facility Citibank NA, New York) (a)(d)(f)	$ 3,490	$ 3,490
Kent County Del Student Hsg. Rev. (Delaware State Univ. Proj.) Series A, 1.16%, LOC Wachovia Bank NA, VRDN (a)	7,670	7,670
		40,735
District Of Columbia - 2.0%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	4,100	4,100
District of Columbia Gen. Oblig. Participating VRDN Series ROC II 99 10, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 1.21% (Liquidity Facility Morgan Stanley) (a)(f)	18,795	18,795
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Edgewood Terrace III Dev. Proj.) Series 2001, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	4,000	4,000
(Trenton Park Apts. Proj.) Series 2001, 1.25%, LOC Bank of America NA, VRDN (a)(d)	3,170	3,170
(WDC I LP Dev. Proj.) Series 2000, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	8,825	8,825
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.33% (Liquidity Facility Bank of New York NA) (a)(d)(f)	6,125	6,125
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 1.2%, LOC Bank One NA, VRDN (a)(d)	13,105	13,105
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 1.15%, LOC Crestar Bank, VRDN (a)(d)	5,450	5,450
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	9,030	9,030
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,170	5,170
District of Columbia Wtr. & Swr. Auth.:
Participating VRDN:
Series EGL 98 5201, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	12,300	12,300
Series ROC II 99 5, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	9,505	9,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth.: - continued
Series A, 1.25% 3/13/03, LOC WestLB AG, CP	$ 15,000	$ 15,000
Series B, 1.05% 3/10/03, LOC WestLB AG, CP	10,000	10,000
Metro. Washington Arpt. Auth. Sys. Rev.:
Participating VRDN:
Series PT 736, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,645	4,645
Series ROC II R195, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	5,995	5,995
Series ROC II R54, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	2,665	2,665
1.2% (FSA Insured), VRDN (a)(d)	98,900	98,900
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev. Series 1999 B, 1.25% 6/19/03, LOC Bank of America NA, CP (d)	17,100	17,100
		259,785
Florida - 3.5%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.28% (Liquidity Facility Bank of New York NA) (a)(d)(f)	9,725	9,725
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	3,800	3,800
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 1.17%, LOC Bank of America NA, VRDN (a)(d)	8,000	8,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
1.1% 3/4/03, LOC Wachovia Bank NA, CP	4,759	4,759
1.15% 4/7/03, LOC Wachovia Bank NA, CP	22,449	22,449
Series B, 1.1% 3/17/03, LOC Wachovia Bank NA, CP (d)	5,922	5,922
Florida Muni. Pwr. Agcy. Series A, 1.1% 3/10/03, LOC Wachovia Bank NA, CP	4,000	4,000
Hillsborough County Aviation Auth. Rev. Series B, 1.25% 3/6/03, LOC Landesbank Baden-Wuerttemberg, CP (d)	4,200	4,200
Hillsborough County School Board Ctfs. of Ptrn. Participating VRDN Series PT 1694, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,495	14,495
Jacksonville Elec. Auth. Rev.:
Participating VRDN Series Merlots 00 FF, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,680	4,680
Series C1, 1.15% 4/10/03, CP	17,600	17,600
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 1.2%, VRDN (a)	26,100	26,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(d)(f)(g)	$ 5,095	$ 5,095
Orange County Hsg. Fin. Auth. Multi-family Rev. (Landings on Millenia Boulevard Apts. Proj.) Series A, 1.17%, LOC Key Bank NA, VRDN (a)(d)	4,550	4,550
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.22%, LOC Nat'l. City Bank, VRDN (a)(d)	1,300	1,300
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,705	9,705
Orlando Utils. Commission Wtr. & Elec. Rev. Series 1999 A, 1.08% 4/1/03, CP	15,100	15,100
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.17%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,700	3,700
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.17%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	5,000	5,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	7,100	7,100
Saint Lucie County Solid Waste Disp. 1.2%, VRDN (a)(d)	53,000	53,000
Sarasota County Pub. Hosp. Board (Sarasota Memorial Hosp. Proj.) Series 2003 A, 1.35%, VRDN (a)	18,100	18,100
Seminole County School District TAN 2.125% 8/19/03	5,200	5,208
Sunshine State Govt. Fing. Commission Rev.:
Series A, 1.05% 3/11/03 (FGIC Insured), CP (d)	11,880	11,880
Series C:
1.2% 6/13/03 (AMBAC Insured), CP	19,700	19,700
1.25% 6/13/03 (FGIC Insured), CP (d)	14,155	14,155
Series D, 1.2% 6/13/03 (FGIC Insured) (AMBAC Insured), CP	20,390	20,390
Series G:
1.05% 3/11/03 (FGIC Insured), CP (d)	35,890	35,890
1.1% 3/10/03 (FGIC Insured), CP	12,745	12,745
1.15% 6/12/03 (FGIC Insured), CP (d)	5,200	5,200
1.25% 6/13/03 (FGIC Insured), CP (d)	5,400	5,400
1.25% 3/6/03 (FGIC Insured), CP (d)	22,995	22,995
Tampa Bay Wtr. Util. Sys. Rev. 1.15%, LOC Bank of America NA, VRDN (a)(d)	52,290	52,290
		454,233
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 4.3%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	$ 5,000	$ 5,000
Series MS 00 313, 1.23% (Liquidity Facility Morgan Stanley) (a)(d)(f)	4,090	4,090
Series MS 00 375, 1.18% (Liquidity Facility Morgan Stanley) (a)(f)	14,345	14,345
Series SG 138, 1.16% (Liquidity Facility Societe Generale) (a)(f)	11,500	11,500
Atlanta Urban Residential Fin. Auth. Multi-family Rev.:
(Big Bethel Village Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	4,500	4,500
(Brentwood Creek Apts. Proj.) Series 1999, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	4,625	4,625
(Carver Redev. Partnership I LP Proj.):
Series 2000, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	6,470	6,470
1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,000	2,000
(Peaks at West Atlanta Proj.) Series 2001, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,000	5,000
(Villages of Cascade Proj.) Series 1997 A, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	6,660	6,660
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series BA 02 A, 1.18% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,520	4,520
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000	5,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	5,700	5,700
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/25/04 (a)	23,800	23,800
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	12,960	12,960
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 1.15%, LOC Danske Bank AS, VRDN (a)(d)	5,500	5,500
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 1.25%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	1,000	1,000
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.17%, LOC Bank of America NA, VRDN (a)(d)	$ 10,700	$ 10,700
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.25%, LOC Comerica Bank, Texas, VRDN (a)(d)	2,400	2,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	3,575	3,575
(Wesley Club Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	6,000	6,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.3%, LOC Southtrust Bank NA, VRDN (a)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	18,000	18,000
Fulton County Hsg. Auth. Rev. 1.25% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	73,000	73,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	4,400	4,400
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series FRRI 01 N9, 1.17% (Liquidity Facility Bank of New York NA) (a)(d)(f)	4,600	4,600
Series PT 504, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	7,515	7,515
Georgia Muni. Elec. Auth. Series B, 1.15% 3/5/03, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	35,100	35,100
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	4,000	4,000
(Mayor's Point Term. Proj.) Series 1992, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,000	2,000
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	6,260	6,260
(Shepherd Construction Co., Inc. Proj.) 1.2%, LOC Suntrust Bank, VRDN (a)(d)	900	900
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 1.15%, LOC Fannie Mae, VRDN (a)(d)	14,035	14,035
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 12,250	$ 12,250
Jenkins County Dev. Auth. Indl. Rev. (Metal Industries, Inc. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	2,700	2,700
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,675	2,675
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	16,200	16,200
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.15%, LOC Bank of America NA, VRDN (a)(d)	7,300	7,300
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 312, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	10,580	10,580
Series SG 57, 1.14% (Liquidity Facility Societe Generale) (a)(f)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,800	2,800
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.25%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,245	2,245
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) 1.16%, LOC Branch Banking And Trust Co., VRDN (a)	5,000	5,000
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Autumnbrook Apts. Proj.) Series 1991 A, 1.28%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	7,165	7,165
(Walton Centennial Proj.) Series A, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	20,000	20,000
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.15%, VRDN (a)(d)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	12,790	12,790
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 19,000	$ 19,000
Vienna Dev. Auth. Indl. Dev. Rev. (Mid-Georgia Processing Co. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	15,000	15,000
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	3,600	3,600
		561,670
Hawaii - 1.1%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 1.24% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	11,185	11,185
Series PA 765, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,995	4,995
Series PT 1541, 1.21% (Liquidity Facility WestLB AG) (a)(d)(f)	12,505	12,505
Series ROC II R59, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	7,495	7,495
Series ROC II R60, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	10,995	10,995
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,370	6,370
Series PA 795R, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	6,470	6,470
Series MS 738, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	11,935	11,935
Series PT 1707, 1.14% (Liquidity Facility BNP Paribas SA) (a)(f)	5,110	5,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Hsg. & Cmnty. Dev. Corp. Participating VRDN Series BA 00 M, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	$ 14,420	$ 14,420
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(f)	7,990	7,990
Series PT 35, 1.24% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	1,140	1,140
Honolulu City & County Gen. Oblig.:
Bonds Series 2001 C:
1.3%, tender 12/4/03 (FGIC Insured) (a)	16,600	16,600
1.3%, tender 12/4/03 (FGIC Insured) (a)	4,100	4,100
1.3%, tender 12/4/03 (FGIC Insured)	2,700	2,700
1.15% 3/6/03, LOC WestLB AG, CP	12,600	12,600
		145,510
Idaho - 0.1%
Idaho Hsg. & Fin. Assn Participating VRDN:
Series PA 145A, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,306	1,306
Series PT 1152, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,510	4,510
Series PT 247, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,815	2,815
Series PT 571, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,165	1,165
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,165	1,165
		10,961
Illinois - 6.8%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (a)(d)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.2%, LOC Fannie Mae, VRDN (a)(d)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.15%, LOC Bank One NA, Chicago, VRDN (a)(d)	35,400	35,400
Chicago Board of Ed.:
Bonds Series Merlots 00 A4, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	4,845	4,845
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Participating VRDN:
Series BA 96 BB, 1.18% (Liquidity Facility Bank of America NA) (a)(f)	$ 18,690	$ 18,690
Series EGL 01 1309, 1.16% (a)(f)	11,205	11,205
Series Merlots 01 A47, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,085	6,085
Series Merlots 97 E, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,700	8,700
Chicago Gas Supply Rev.:
Bonds (Peoples Gas Lt. & Coke Co. Proj.):
Series 2002 B, 1.4% tender 3/27/03, CP mode	4,300	4,300
Series 2002 D, 1.5% tender 3/27/03, CP mode (d)	14,500	14,500
(Peoples Gas Lt. & Coke Co. Proj.) Series 2000 C, 1.64%, VRDN (a)(d)	8,000	8,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900	9,900
Series EGL 98 1302, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	11,600	11,600
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	3,920	3,920
(Flying Food Fare Midway Proj.) 1.2%, LOC Bank of America NA, VRDN (a)(d)	5,500	5,500
(MRC Polymers, Inc. Proj.) Series 2001, 1.17%, LOC Lasalle Bank NA, VRDN (a)(d)	6,500	6,500
Chicago Midway Arpt. Rev. Series 1998 B, 1.55% (MBIA Insured), VRDN (a)(d)	33,700	33,700
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	32,670	32,670
Series BA 99 X1, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	14,995	14,995
Series Merlots 01 A85, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,790	5,790
Series Putters 212, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,785	5,785
Series Putters 253, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	9,995	9,995
Series ROC II R67, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	2,495	2,495
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R69, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	$ 18,070	$ 18,070
Series ROC II R70, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	3,570	3,570
Chicago O'Hare Intl. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 1.16%, LOC Lasalle Bank NA, VRDN (a)(d)	10,500	10,500
Chicago Pub. Bldg. Commision Bldg. Rev. Participating VRDN Series PA 473, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,195	4,195
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	3,740	3,740
Series FRRI 02 L24J, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	7,930	7,930
Series Merlots 00 A31, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	615	615
Series PT 448, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,235	2,235
Series PT 638, 1.19% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	6,670	6,670
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Merlots 01 A125, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,990	4,990
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 1.18% (Liquidity Facility Bank of America NA) (a)(f)	9,995	9,995
Series Merlots 00 TT, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	9,200	9,200
Series Merlots 97 V, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.2%, LOC Bank One NA, Chicago, VRDN (a)(d)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,300	5,300
Du Page County Gen. Oblig. Bonds:
Series Merlots 00 A9, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	9,760	9,760
Series Merlots 01 A74, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	5,810	5,810
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	$ 6,255	$ 6,255
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,540	2,540
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	4,355	4,355
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.25% tender 5/1/03, CP mode (d)	13,300	13,300
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 1.2%, LOC Bank of America NA, VRDN (a)(d)	3,800	3,800
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.3%, LOC Lasalle Bank NA, VRDN (a)(d)	1,942	1,942
(Quality Screw & Nut Co. Proj.) Series 2000 A, 1.3%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (a)(d)	5,250	5,250
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	5,605	5,605
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 D2, 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500	7,500
(Jewish Federation Metro. Chicago Projs.) 1.2% (AMBAC Insured), VRDN (a)	5,000	5,000
(Rich Prods. Corp. Proj.) Series 1998, 1.15%, LOC HSBC Bank USA, VRDN (a)(d)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,000	5,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 1.15% (MBIA Insured), VRDN (a)(d)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	9,040	9,040
Illinois Gen. Oblig.:
Bonds Series Merlots 01 A45, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	8,750	8,750
Participating VRDN:
Series EGL 00 1304, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	9,100	9,100
Series EGL 02 6025, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900	9,900
Series MSTC 01 148, 1.21% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	12,435	12,435
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series PT 1625, 1.14% (Liquidity Facility WestLB AG) (a)(f)	$ 14,420	$ 14,420
Series Putters 321, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	14,620	14,620
Series ROC 00 10, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	7,565	7,565
RAN 3% 4/15/03	22,700	22,745
Illinois Health Facilities Auth. Rev.:
Bonds Series PA 848R, 1.2%, tender 8/21/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	5,190	5,190
(Herman M Finch Univ. Proj.) 1.15%, LOC Bank One NA, Chicago, VRDN (a)	15,000	15,000
(Little Co. of Mary Hosp. Proj.) 1.21%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,500	9,500
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.28%, LOC Wachovia Bank NA, VRDN (a)(d)	8,500	8,500
Illinois Reg'l. Trans. Auth.:
Bonds:
Series B, 5.85% 6/1/23 (FGIC Insured) (Pre-Refunded to 6/1/03 @ 102) (e)	6,750	6,959
Series Merlots 01 A69, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	11,855	11,855
Participating VRDN:
Series Merlots 01 A48, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,960	8,960
Series Merlots 02 A23, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	10,855	10,855
Series Merlots 02 A24, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,995	4,995
Series Merlots 02 A41, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,610	8,610
Series MSTC 9044, 1.27% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	8,200	8,200
Series SG 3, 1.17% (Liquidity Facility Societe Generale) (a)(f)	4,000	4,000
Series SGB 19, 1.16% (Liquidity Facility Societe Generale) (a)(f)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	5,000	5,000
Series PT 1622, 1.14% (Liquidity Facility WestLB AG) (a)(f)	8,880	8,880
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Sports Facilities Auth. Participating VRDN Series Merlots 00 A36, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	$ 2,695	$ 2,695
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 1.15%, LOC Bank of America NA, VRDN (a)(d)	24,500	24,500
Series 1997 A, 1.13%, LOC Bank One NA, Chicago, VRDN (a)(d)	5,500	5,500
Series 1998 A, 1.13% (MBIA Insured), VRDN (a)(d)	14,900	14,900
Series AI, 1.13% (MBIA Insured), VRDN (a)(d)	16,505	16,505
Series AII, 1.13% (MBIA Insured), VRDN (a)(d)	17,500	17,500
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.15%, LOC Freddie Mac participation certificates, VRDN (a)(d)	6,000	6,000
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	10,520	10,520
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	4,600	4,600
Series Putters 269, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	7,195	7,195
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	3,975	3,975
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.16%, LOC Fannie Mae, VRDN (a)(d)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	1,400	1,400
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.19%, LOC Bank One, Texas NA, VRDN (a)(d)	8,200	8,200
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series Merlots 00 S, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,500	3,500
Series Merlots 01 A105, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,180	3,180
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 1.25%, LOC Bank of America NA, VRDN (a)(d)	$ 5,412	$ 5,412
Will County Exempt Facilities Rev. (Amoco Chemical Co. Proj.) Series 1998 A, 1.2%, VRDN (a)(d)	1,300	1,300
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 1.16%, LOC Lasalle Bank NA, VRDN (a)(d)	7,970	7,970
Will-Kankakee Reg'l. Dev. Auth. Indl. Dev. Rev. (Unimast, Inc. Proj.) Series 2000, 1.15%, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)(d)	3,000	3,000
		886,853
Indiana - 2.1%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.12%, LOC Fed. Home Ln. Bank of New York, VRDN (a)(d)	6,195	6,195
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.3%, LOC Societe Generale, VRDN (a)(d)	7,600	7,600
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,400	4,400
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 1.42%, LOC Wachovia Bank NA, VRDN (a)(d)	1,270	1,270
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.21%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	8,200	8,200
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 1.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	2,115	2,115
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 1.27%, LOC Deutsche Bank AG, VRDN (a)(d)	4,000	4,000
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 1.21%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	3,175	3,175
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.21% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.25%, LOC Suntrust Bank, VRDN (a)(d)	6,200	6,200
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,250	6,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.): - continued
Series 2002 B, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 7,000	$ 7,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 1.2%, LOC Bank One NA, Michigan, VRDN (a)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series PA 972, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,400	7,400
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds:
Series 2002 E1, 1.35%, tender 12/10/03 (a)	6,450	6,450
Series 2002 E2, 1.4%, tender 12/10/03 (a)(d)	30,000	30,000
Participating VRDN:
Series Merlots 00 B6, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,425	2,425
Series Merlots 01 A2, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	1,770	1,770
Series Merlots 97 H, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	12,025	12,025
Series PT 246, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,680	3,680
Series ROC II R99, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	7,020	7,020
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 1.2%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	10,000	10,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 1.3%, LOC Bank One, Indiana NA, VRDN (a)(d)	445	445
Indianapolis Gas Util. Sys. Rev.:
1.1% 3/6/03, CP	9,000	9,000
1.1% 3/10/03, CP	9,500	9,500
Indianapolis Gen. Oblig. Series 2002, 1.15% 3/10/03, LOC Key Bank NA, CP	6,400	6,400
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	1,420	1,420
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 1.18%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1.2%, LOC Bank of America NA, VRDN (a)(d)	2,700	2,700
Porter County Indl. Jail Bldg. Corp. Bonds:
Series Merlots 01 A43, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	7,165	7,165
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Porter County Indl. Jail Bldg. Corp. Bonds: - continued
Series Merlots 01 A58, 1.53%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	$ 9,430	$ 9,430
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,000	10,000
Series 1999 A, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,000	10,000
Scottsburg Indl. Dev. Rev. (Multi-Color Corp. Proj.) 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,125	2,125
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.2% tender 3/21/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Series 1985 L2, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,600	6,600
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series B, 1.2% (BP PLC Guaranteed), VRDN (a)(d)	10,000	10,000
		279,310
Iowa - 0.1%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.2%, LOC Bank of America NA, VRDN (a)(d)	3,200	3,200
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	1,675	1,675
Series ROC II R74, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	4,885	4,885
		9,760
Kansas - 0.5%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1:
1.15% tender 3/11/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,235	7,235
1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,365	5,365
Series 1985 C2, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,700	2,700
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.15%, LOC Bank of America NA, VRDN (a)(d)	25,100	25,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 5,000	$ 5,000
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 1.15%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series ROC II R92, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	8,905	8,905
		59,305
Kentucky - 2.5%
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 1.15%, LOC Citibank NA, New York, VRDN (a)(d)	7,900	7,900
(North American Stainless LP Proj.) Series 2000, 1.15%, LOC Bank One NA, Chicago, VRDN (a)(d)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.25% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	49,930	49,930
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 1.15% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(d)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.15% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(d)	24,050	24,050
Series 1993 B, 1.15% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(d)	8,900	8,900
Series 1994 A, 1.15% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(d)	6,200	6,200
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	5,000	5,000
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	4,820	4,820
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.24%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	6,510	6,510
Henderson County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) 1.3%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	8,000	8,000
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.3%, LOC Bank One, Kentucky NA, VRDN (a)(d)	1,740	1,740
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.25% tender 3/10/03, CP mode	$ 11,000	$ 11,000
Series 1993 A, 1.25% tender 4/1/03, CP mode	27,700	27,700
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	5,475	5,475
Series PT 490, 1.21% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	3,120	3,120
Series PT 521, 1.21% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	6,245	6,245
Kentucky Asset/Liability Commission Gen. Fund Rev. Variable Rate TRAN Series 2002 B, 1.23% 6/26/03 (a)	25,400	25,400
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev.:
(Goodwill Industries Kentucky, Inc. Proj.) 1.2%, LOC Branch Banking And Trust Co., VRDN (a)	2,485	2,485
(Republic Svcs., Inc. Proj.) Series 2000, 1.15%, LOC Bank of America NA, VRDN (a)(d)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Merlots 00 B9, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	4,285	4,285
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 740, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	16,665	16,665
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	6,000	6,000
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	19,250	19,250
Series 1984 B2, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	12,480	12,480
Series 1984 B3, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	10,570	10,570
Perry County Solid Waste Disp. Rev. (TJ Int'l. Proj.) Series 1998, 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	3,355	3,355
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.25% tender 4/1/03, CP mode	$ 17,200	$ 17,200
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.26%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	2,690	2,690
		322,085
Louisiana - 1.0%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.) 1.2%, LOC WestLB AG, VRDN (a)(d)	4,650	4,650
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.15%, LOC Bank One NA, Chicago, VRDN (a)(d)	11,400	11,400
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series LB 99 A52, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	3,290	3,290
Series MS 01 694, 1.23% (Liquidity Facility Morgan Stanley) (a)(d)(f)	26,525	26,525
Series PT 516, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,615	6,615
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 1.33% (Liquidity Facility Bank of New York NA) (a)(d)(f)	6,980	6,980
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.25% (MBIA Insured), VRDN (a)	13,500	13,500
New Orleans Aviation Board Rev. Series 1997 A, 1.2% (MBIA Insured), VRDN (a)(d)	22,420	22,420
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	5,790	5,790
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 1.2%, VRDN (a)(d)	5,800	5,800
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.65% tender 3/5/03, CP mode	9,700	9,700
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.65%, VRDN (a)(d)	3,400	3,400
Series 1995, 1.65%, VRDN (a)(d)	7,975	7,975
		128,045
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maine - 0.2%
Maine Gen. Oblig. BAN 1.75% 6/26/03	$ 7,400	$ 7,413
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 1.2%, LOC Bank of New York NA, VRDN (a)(d)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	2,000	2,000
		31,708
Maryland - 1.8%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.3% tender 3/21/03, CP mode (d)	32,200	32,200
Anne Arundel County Gen. Oblig. Series A:
1.1% 3/11/03, CP	10,000	10,000
1.1% 3/19/03, CP	15,800	15,800
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.25% tender 3/3/03, CP mode	13,600	13,600
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.15%, LOC Danske Bank AS, VRDN (a)	2,000	2,000
Baltimore County Gen. Oblig. Series 1995, 1.2% 6/13/03, CP	26,000	26,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
1.35% tender 3/21/03, CP mode	3,000	3,000
1.5% tender 3/24/03, CP mode	13,065	13,065
Baltimore Rev. Participating VRDN Series SGA 20, 1.18% (Liquidity Facility Societe Generale) (a)(f)	13,900	13,900
Howard County Gen. Oblig. 1.2% 6/10/03, CP	17,000	17,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN:
Series Merlots 00 lll, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	13,995	13,995
Series Merlots 01 B2, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	4,800	4,800
Series PT 525, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	8,745	8,745
Series PT 713, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	9,810	9,810
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PT 1701, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,945	8,945
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 1.15%, LOC Bank of America NA, VRDN (a)(d)	$ 3,600	$ 3,600
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	3,100	3,100
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Lease Rev. Bonds (Johns Hopkins Health Sys. Proj.) Series A, 2% 8/1/03	11,280	11,317
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	8,415	8,415
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,195	1,195
		235,487
Massachusetts - 1.8%
Massachusetts Gen. Oblig.:
Series 1997 B, 1.1%, VRDN (a)	33,500	33,500
Series 1999 D, 1.1% 3/11/03, CP	36,700	36,700
Series 2001 G, 1.1% 3/6/03 (Liquidity Facility BNP Paribas SA), CP	40,700	40,700
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series F, 1.1% (FSA Insured), VRDN (a)	121,900	121,900
		232,800
Michigan - 2.5%
Detroit City School District Participating VRDN Series BA 02 H, 1.16% (Liquidity Facility Bank of America NA) (a)(f)	4,620	4,620
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,200	3,200
Series SG 99 133, 1.14% (Liquidity Facility Societe Generale) (a)(f)	22,425	22,425
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,995	6,995
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	12,520	12,520
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,305	7,305
Michigan Bldg. Auth. Rev. Participating VRDN Series AAB 02 35, 1.13% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	9,245	9,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Gen. Oblig. Participating VRDN Series PT 1635, 1.14% (Liquidity Facility WestLB AG) (a)(f)	$ 5,370	$ 5,370
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII D, 1.1% (AMBAC Insured) (BPA KBC Bank NV), VRDN (a)(d)	8,100	8,100
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN:
Series 1997 X, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	7,200	7,200
Series PT 732, 1.14% (Liquidity Facility Svenska Handelsbanken AB) (a)(f)	4,300	4,300
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.18%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	6,100	6,100
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 1.16% (Liquidity Facility Bank of America NA) (a)(f)	4,995	4,995
Series EGL 00 2201, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	10,110	10,110
Series MS 718, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	5,250	5,250
RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	47,300	47,478
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) Series 1992, 1.7%, VRDN (a)(d)	3,900	3,900
(Fintex LLC Proj.) Series 2000, 1.3%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,950	2,950
(Majestic Ind., Inc. Proj.) 1.3%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,900	1,900
(Orchestra Place Renewal Proj.) Series 2000, 1.2%, LOC ABN-AMRO Bank NV, VRDN (a)	6,500	6,500
(YMCA Metro. Lansing Proj.) 1.15%, LOC Standard Fed. Bank, VRDN (a)	10,000	10,000
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1985, 1.6% tender 3/10/03, CP mode	4,500	4,500
Series 1987, 1.65% tender 3/5/03, CP mode	23,450	23,450
Series 1988, 1.65% tender 3/3/03, CP mode (d)	30,200	30,200
(Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (a)	18,000	18,000
1.7%, VRDN (a)	30,865	30,865
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.15%, LOC Bank One NA, Michigan, VRDN (a)(d)	$ 1,200	$ 1,200
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 1.65%, VRDN (a)(d)	23,800	23,800
		322,478
Minnesota - 0.8%
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	20,305	20,305
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,760	3,760
Hennepin County Gen. Oblig. Series 1996 C, 1.25%, VRDN (a)(d)	1,500	1,500
Hennnepin County Hsg. & Redev. Auth. Multi-family Rev. (City Apts. at Loring Park Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	4,050	4,050
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MSCO 01 633, 1.23% (Liquidity Facility Morgan Stanley) (a)(d)(f)	21,019	21,019
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series PT 1442, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,390	5,390
Series PT 1457, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,345	5,345
Series Putters 203, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,665	3,665
Series B, 1.25% 6/13/03, LOC WestLB AG, CP (d)	7,000	7,000
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	31,200	31,200
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Merlots 01 B3, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	3,410	3,410
Univ. of Minnesota Participating VRDN Series MS 01 648, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	4,000	4,000
		110,644
Mississippi - 1.0%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.15%, VRDN (a)	12,450	12,450
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.9%, VRDN (a)(d)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Pillowtex Corp. Proj.) Series 1992, 1.15%, LOC Bank of America NA, VRDN (a)(d)	$ 1,380	$ 1,380
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,000	3,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	10,900	10,900
Series Putters 138, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	11,970	11,970
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 1.25%, LOC Southtrust Bank NA, VRDN (a)(d)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 1.25%, LOC Southtrust Bank NA, VRDN (a)(d)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN:
Series MS 714, 1.23% (Liquidity Facility Morgan Stanley) (a)(d)(f)	28,600	28,600
Series PT 637, 1.19% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	7,095	7,095
		124,980
Missouri - 1.0%
Clay County Indl. Dev. Auth. Indl. Rev. (K.C. Salad Real Estate Co. LLC Proj.) 1.21%, LOC Wachovia Bank NA, VRDN (a)(d)	4,620	4,620
Independence Indl. Dev. Auth. Indl. Dev. Rev. (Interlock Realty Co. Proj.) 1.28%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	90	90
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.21%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (a)(d)	7,300	7,300
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 1.15%, LOC Bank of America NA, VRDN (a)(d)	6,200	6,200
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 1.2%, LOC WestLB AG, VRDN (a)(d)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.1%, VRDN (a)	$ 25,900	$ 25,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Bonds Series Merlots 00 B10, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	13,405	13,405
(Lutheran High School Assoc. Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500	6,500
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Bonds Series BA 02 K, 1.65%, tender 3/6/03 (Liquidity Facility Bank of America NA) (a)(d)(f)(g)	11,475	11,475
Participating VRDN:
Series FRRI A64, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	2,290	2,290
Series Merlots 01 A28, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	6,945	6,945
Series PT 595, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	4,725	4,725
Series Putters 224, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	6,320	6,320
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 1.28% (Liquidity Facility Bank of New York NA) (a)(d)(f)	3,335	3,335
Saint Louis Indl. Dev. Auth. (Metro. Lofts Apts. Proj.) Series 2003 A, 1.15%, LOC Fannie Mae, VRDN (a)(d)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	4,500	4,500
Series B, 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	12,400	12,400
		137,255
Montana - 0.9%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.75%, tender 2/26/04, LOC Dexia Cr. Local de France (a)(d)	104,690	104,690
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	9,015	9,015
Series Merlots 02 A19, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	3,240	3,240
		116,945
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 1.4%
Nebhelp, Inc. Rev. Series C, 1.2% (MBIA Insured), VRDN (a)(d)	$ 15,300	$ 15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,115	4,115
Series BA 98 J, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	14,995	14,995
Series FRRI 02 L1, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	5,500	5,500
Series FRRI L31, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	6,830	6,830
Series Merlots 00 O, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	3,415	3,415
Series Merlots 00 UU, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	13,485	13,485
Series 2000 F, 1.15% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	21,620	21,620
Series 2000 G, 1.15% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	7,275	7,275
Series 2001 E, 1.15% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	9,980	9,980
Series 2002 B, 1.15% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	26,690	26,690
Series 2002 F, 1.15% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	19,200	19,200
Nebraska Invt. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series FRRI A3, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	2,950	2,950
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	15,400	15,626
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.25%, LOC Wachovia Bank NA, VRDN (a)(d)	20,000	20,000
		186,981
Nevada - 0.6%
Clark County Hwy. Impt. Rev. Series A, 1.1% 3/6/03, LOC Dexia Cr. Local de France, CP	14,000	14,000
Clark County School District Participating VRDN Series FRRI 02 D, 1.205% (Liquidity Facility Bank of New York NA) (a)(f)	5,910	5,910
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	8,060	8,060
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Las Vegas Valley Wtr. District Participating VRDN:
Series PT 1672, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 5,310	$ 5,310
Series PT 1675, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	12,060	12,060
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.16% (Liquidity Facility Societe Generale) (a)(f)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 0% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,295	5,295
(Horizon Apt. Hsg. Proj.) Series 2000 A, 1.15%, LOC Fannie Mae, VRDN (a)(d)	5,510	5,510
		79,245
New Hampshire - 1.6%
Manchester Arpt. Rev. 1.15% (FGIC Insured), VRDN (a)(d)	36,140	36,140
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.65% tender 3/3/03, CP mode (d)	40,900	40,900
Series 1990 B, 1.55% tender 3/3/03, CP mode	43,100	43,100
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.15%, LOC HSBC Bank USA, VRDN (a)(d)	4,250	4,250
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 1.2%, LOC Deutsche Bank AG, VRDN (a)(d)	20,000	20,000
New Hampshire Gen. Oblig. 1.15% 3/6/03, CP	16,000	16,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)	7,000	7,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	9,030	9,030
Series Merlots 00 A29, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	9,465	9,465
Series Merlots 00 B13, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	3,200	3,200
Series Merlots 01 A51, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,045	5,045
Series Merlots 97 F, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	6,275	6,275
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series PA 351, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	$ 2,765	$ 2,765
Series PT 348, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	2,040	2,040
		205,210
New Jersey - 0.8%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	103,400	103,877
New Mexico - 1.1%
Bernalillo County Gen. Oblig. TRAN 3% 6/30/03	5,000	5,025
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 1654, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,230	10,230
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	2,655	2,655
New Mexico Gen. Oblig. TRAN:
2.25% 6/30/03	54,000	54,187
3% 6/30/03	16,100	16,165
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Merlots 00 A9, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	3,075	3,075
Series Merlots 01 A37, 0% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	11,275	11,275
Series PA 118, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,950	1,950
Series PT 225, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	8,780	8,780
Series PT 646, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,255	8,255
Series PT 709, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	19,545	19,545
		141,142
New York - 1.3%
Bank of New York Muni. Ctfs. trust various states Participating VRDN:
Series BNY 02 2, 1.3% (Liquidity Facility Bank of New York NA) (a)(d)(f)	12,600	12,600
Series BNY 02 3, 1.25% (Liquidity Facility Bank of New York NA) (a)(d)(f)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 1.21% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	$ 10,995	$ 10,995
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.1% 3/5/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	26,200	26,200
New York City Transitional Fin. Auth. Rev.:
Bonds Series FRRI 01 N11, 1.7%, tender 8/20/03 (Liquidity Facility Bank of New York NA) (a)(f)(g)	10,000	10,000
BAN 2.5% 11/6/03	17,600	17,715
New York State Hsg. Fin. Agcy. Rev.:
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 1.2%, LOC Fannie Mae, VRDN (a)(d)	14,100	14,100
Series 1999 A, 1.2%, LOC Fannie Mae, VRDN (a)(d)	17,900	17,900
(Baltimore Tower Hsg. Proj.) Series A, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	35,900	35,900
New York State Hsg. Fin. Auth. Svc. Contract Series A, 1.15%, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,900	17,900
		164,810
Non State Specific - 0.1%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	4,100	4,100
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series 2002 A, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	12,650	12,650
		16,750
North Carolina - 1.4%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 1.3%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,855	3,855
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.22%, LOC Nat'l. City Bank, VRDN (a)(d)	3,380	3,380
Charlotte Arpt. Rev.:
Participating VRDN Series ROC II 99 R9, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	3,000	3,000
Series A, 1.1% (MBIA Insured), VRDN (a)(d)	24,600	24,600
Columbus County Indl. Facilities & Poll. Cont. Rev.:
(Conflandey, Inc. Proj.) 1.2%, LOC BNP Paribas SA, VRDN (a)(d)	4,100	4,100
(Interkordsa, Inc. Proj.) Series 2000, 1.15%, LOC Citibank NA, New York, VRDN (a)(d)	8,250	8,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	$ 5,740	$ 5,740
Durham County Gen. Oblig. Participating VRDN Series MS 01 643, 1.15% (Liquidity Facility Morgan Stanley) (a)(f)	11,395	11,395
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.65%, VRDN (a)(d)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	4,650	4,650
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	5,200	5,200
North Carolina Hsg. Fin. Agcy. Participating VRDN Series FRRI 02 L7, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	6,725	6,725
North Carolina Hsg. Fin. Agcy. Rev. Participating VRDN Series MSTC 97 5, 1.24% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	2,235	2,235
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	4,800	4,800
(Pine Brick Co., Inc. Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	8,200	8,200
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	30,855	30,855
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	1,100	1,100
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	9,500	9,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tennessee Converting Corp. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,350	5,350
Univ. at Chapel Hill Rev. 1.1% 3/12/03, CP	7,500	7,500
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,030	9,030
Wake County Hsg. Auth. Multi-family Rev.:
(Grove at Cary Park Apt. Proj.) Series 2001 A, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	6,840	6,840
(Lakeview Pemberly Apt. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 2,325	$ 2,325
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,800	5,800
		186,630
North Dakota - 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	10,150	10,150
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series 2000, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,850	4,850
		15,000
Ohio - 1.7%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series 1998 A2, 1.15% (Liquidity Facility Sallie Mae), VRDN (a)(d)	22,800	22,800
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,550	6,550
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.23% (AMBAC Insured), VRDN (a)	13,790	13,790
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,200	8,200
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.23%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	6,400	6,400
Ohio Gen. Oblig. Participating VRDN Series PT 1591, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,490	10,490
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series Merlots 00 A1, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(d)(f)(g)	5,500	5,500
Series PT 282, 1.3%, tender 7/17/03 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)(g)	7,580	7,580
Participating VRDN:
Series BA 00 F, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	17,130	17,130
Series BA 00 Q, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	5,125	5,125
Series BA 98 B, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	20,300	20,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series BA 98 Q, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	$ 20,395	$ 20,395
Series BA 99 Q, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	13,275	13,275
Series PA 806, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	425	425
Series PT 241, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	11,220	11,220
Series PT 582, 1.19% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.2%, LOC Key Bank NA, VRDN (a)(d)	5,000	5,000
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 1.21%, LOC Bank One NA, VRDN (a)(d)	2,400	2,400
Ohio Hsg. Fin. Agcy. Rev. Participating VRDN Series ROC II R187, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	15,395	15,395
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.24%, LOC Bank One Corp., VRDN (a)(d)	2,100	2,100
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.2%, LOC Fleet Bank NA, VRDN (a)(d)	8,100	8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.13%, LOC Bank of America NA, VRDN (a)(d)	2,400	2,400
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.24%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	900	900
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.3%, LOC Key Bank NA, VRDN (a)(d)	2,200	2,200
(Kidd Dev. Proj.) 1.3%, LOC Bank One NA, VRDN (a)(d)	1,500	1,500
Univ. of Akron Gen. Receipts BAN Series A, 2.5% 6/26/03	8,000	8,020
Univ. of Toledo Gen. Receipts 1.2% (FGIC Insured), VRDN (a)	6,100	6,100
		226,395
Oklahoma - 1.2%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	8,300	8,300
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.:
(Conoco, Inc. Proj.) 1.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 20,000	$ 20,000
(Shawnee Fdg. LP Proj.) Series 1996, 1.15%, LOC Bank of Nova Scotia, VRDN (a)(d)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.33% (Liquidity Facility Bank of New York NA) (a)(d)(f)	5,215	5,215
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 99 A5, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	3,200	3,200
Series PT 104, 1.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	460	460
Series PT 167, 1.19% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	3,260	3,260
Series PT 305, 1.19% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	5,480	5,480
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.15% (MBIA Insured), VRDN (a)(d)	16,300	16,300
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.13% (AMBAC Insured), VRDN (a)	38,800	38,800
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.23% (Liquidity Facility Morgan Stanley) (a)(d)(f)	19,385	19,385
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.2%, LOC BNP Paribas SA, VRDN (a)	6,195	6,195
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.2%, LOC Bank of America NA, VRDN (a)(d)	3,200	3,200
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 1.28% (Liquidity Facility Bank of America NA) (a)(d)(f)	10,005	10,005
Series BA 97 B2, 1.23% (Liquidity Facility Bank of America NA) (a)(f)	7,000	7,000
		153,200
Oregon - 0.6%
Gilliam County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,000	8,000
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 2.18%, VRDN (a)(d)	4,200	4,200
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.21%, LOC Lasalle Bank NA, VRDN (a)(d)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.23%, LOC Bank One, Arizona NA, VRDN (a)	$ 12,350	$ 12,350
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2002 O, 1.3% 12/23/03	8,000	8,000
Series 2002 Q, 1.35% 12/23/03 (d)	27,500	27,500
Participating VRDN Series Merlots 01 B5, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	9,760	9,760
Port of Portland Arpt. Rev. Participating VRDN Series PT 683, 1.21% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	10,690	10,690
		84,100
Pennsylvania - 2.4%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	10,905	10,905
Allegheny County Hosp. Dev. Auth. Participating VRDN Series PA 748, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,600	3,600
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	15,600	15,600
Series EGL 95 3504, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	19,800	19,800
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1.25% tender 5/1/03, CP mode (d)	13,800	13,800
Berks County Indl. Dev. Auth. Rev. (Giorgi Mushroom Co. Proj.) Series C, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	5,400	5,400
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,250	4,250
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.18% (MBIA Insured), VRDN (a)	6,880	6,880
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,000	4,000
Lycoming County Indl. Dev. Auth. (Coastal Aluminum Rolling Mills Proj.) Series 1995, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	910	910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.24% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	$ 11,925	$ 11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988:
1.35% tender 3/19/03, CP mode (d)	6,000	6,000
1.4% tender 3/26/03, CP mode (d)	8,865	8,865
Series 1991:
1.25% tender 5/1/03, CP mode (d)	7,450	7,450
1.35% tender 4/8/03, CP mode (d)	8,000	8,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.18%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,900	1,900
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.25% (AMBAC Insured), VRDN (a)	26,600	26,600
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.15%, LOC WestLB AG, VRDN (a)(d)	9,000	9,000
Series A, 1.15%, LOC WestLB AG, VRDN (a)(d)	21,500	21,500
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	400	400
(BPS Dev. Proj.) Series 1989 D3, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	75	75
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	300	300
Series 1994 B3, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,000	1,000
Series 1995 D10, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600	600
Series 1996 D5, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,300	2,300
Series 1997 B1, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,300	1,300
Series 1997 B4, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,300	1,300
Series 1997 B6, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	700	700
Series 1997 B7, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	200	200
Series 1997 B8, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1997 B9, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	$ 900	$ 900
Pennsylvania Gen. Oblig. Bonds Second Series, 0% 6/15/03	3,770	3,753
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 1.15% (AMBAC Insured), LOC Mellon Bank NA, Pittsburgh, VRDN (a)(d)	11,000	11,000
Series 2000 A, 1.15% (AMBAC Insured), VRDN (a)(d)	21,800	21,800
Series A, 1.15% (AMBAC Insured), VRDN (a)(d)	20,000	20,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Messiah College Proj.) Series 2001 14, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,800	10,800
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.21% (Liquidity Facility Societe Generale) (a)(d)(f)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,795	3,795
Philadelphia Gas Works Rev. Series 2002 D:
1.05% 3/14/03, LOC JPMorgan Chase Bank, CP	8,500	8,500
1.1% 3/21/03, LOC JPMorgan Chase Bank, CP	10,500	10,500
1.1% 3/21/03, LOC JPMorgan Chase Bank, CP	15,500	15,500
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds Series MS 01 752, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley) (a)(f)(g)	3,715	3,715
		315,438
Rhode Island - 0.2%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series Merlots 01 A80, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,080	5,080
Series Merlots 02 A6, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,140	5,140
Series Putters 156, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,200	5,200
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev.:
(Calise & Sons Bakery Proj.) Series 1999, 1.3%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	7,350	7,350
(NFA Corp. Proj.) 1.3%, LOC Fleet Bank NA, VRDN (a)(d)	2,400	2,400
		25,170
South Carolina - 2.0%
Berkeley County Exempt Facility Indl. Rev. (Amoco Chemical Co. Proj.) 1.2%, VRDN (a)(d)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 1.53% (Alcoa, Inc. Guaranteed), VRDN (a)	$ 6,100	$ 6,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	6,650	6,650
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,765	3,765
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	8,825	8,825
Richland County School District #2 Participating VRDN Series PT 1646, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,085	18,085
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	3,315	3,315
Series PA 1072, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,995	5,995
Series PT 270, 1.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	3,480	3,480
Series PT 326, 1.19% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	34,020	34,020
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.23%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(d)	2,700	2,700
(Carolina Ceramics LLC Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	4,700	4,700
(Carolinas Recycling Group Proj.) Series 2001, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	5,100	5,100
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 1.15%, LOC Citibank NA, New York, VRDN (a)(d)	11,250	11,250
(Keys Printing Co. Proj.) 1.23%, LOC Wachovia Bank NA, VRDN (a)(d)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.26%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 1,100	$ 1,100
Series 1997 B, 1.26%, LOC Wachovia Bank NA, VRDN (a)(d)	1,800	1,800
Series C, 1.26%, LOC Wachovia Bank NA, VRDN (a)(d)	3,900	3,900
(Paxar Corp. Proj.) Series 1996, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	3,800	3,800
(Ring Missouri LP Proj.) Series 1999, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	5,900	5,900
(TMC, Inc. Proj.) 1.28%, LOC Southtrust Bank NA, VRDN (a)(d)	5,080	5,080
(Turnils North America Proj.) Series 1999, 1.15%, LOC Suntrust Bank, VRDN (a)(d)	4,700	4,700
(Wellman, Inc. Proj.) Series 92, 1.25%, LOC Wachovia Bank NA, VRDN (a)(d)	14,785	14,785
South Carolina Jobs Econ. Dev. Auth. Indl. Dev. Rev. (Wellman, Inc. Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	7,500	7,500
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series FRRI A22, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	3,510	3,510
Series 1998 B, 1.15% (FSA Insured), VRDN (a)(d)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Merlots 00 L, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,500	6,500
Series Putters 252, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	19,995	19,995
Series Putters 277, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,285	5,285
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series MS 728, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	12,500	12,500
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.):
1.5% tender 3/5/03, CP mode	10,000	10,000
1.5% tender 3/24/03, CP mode	8,250	8,250
		266,670
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series PT 572, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	$ 9,985	$ 9,985
Series PT 641, 1.19% (Liquidity Facility Danske Bank AS) (a)(d)(f)	7,760	7,760
(Harmony Heights Proj.) Series 2001, 1.25% (Liquidity Facility Fannie Mae), VRDN (a)(d)	6,500	6,500
		24,245
Tennessee - 2.4%
Chattanooga Indl. Dev. Board Indl. Rev.:
(Burner Systems Int'l., Inc. Proj.) 1.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,500	4,500
(Chattanooga Bakery, Inc. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,000	2,000
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,700	1,700
Huntingdon Indl. Dev. Board Rev. (Behlen Manufacturing Co. Proj.) Series 2000, 1.21%, LOC Lasalle Bank NA, VRDN (a)(d)	8,000	8,000
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.15%, LOC Bank of America NA, VRDN (a)(d)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 1.12% (Liquidity Facility Bank of New York NA) (a)(f)	13,100	13,100
Knox County Health Edl. & Hsg. Facilities Board Rev. (Baptist Hosp. Sys. Proj.) 1.16%, LOC Bank of New York NA, VRDN (a)	6,000	6,000
Loudon County Indl. Dev. Board Exempt Facilites Rev. (Kimberly-Clark Corp. Proj.) 1.15%, VRDN (a)(d)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.15%, VRDN (a)(d)	7,000	7,000
McMinn County Indl. Dev. Board Indl. Rev. (Southern Ionics, Inc. Proj.) 1.25%, LOC Southtrust Bank NA, VRDN (a)(d)	720	720
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	20,000	20,000
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 1.16% (Liquidity Facility Societe Generale) (a)(f)	3,700	3,700
1.2% 6/10/03 (Liquidity Facility WestLB AG), CP	8,000	8,000
1.2% 6/13/03 (Liquidity Facility WestLB AG), CP	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	$ 16,800	$ 16,800
Series PT 718, 1.24% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	4,995	4,995
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (a)	41,700	41,700
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.2%, LOC Landesbank Baden-Wuerttemberg, VRDN (a)(d)	5,000	5,000
Savannah Indl. Dev. Corp. Indl. Dev. Rev. (Shiloh Foods Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	4,500	4,500
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.15%, LOC Lasalle Bank NA, VRDN (a)(d)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 1.25% (AMBAC Insured), VRDN (a)(d)	11,000	11,000
Series II D1, 1.2% (AMBAC Insured), VRDN (a)(d)	18,015	18,015
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	16,045	16,045
Series EGL 01 4202, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	15,550	15,550
Series 2000 X:
1.1% 3/11/03, CP	16,000	16,000
1.1% 3/14/03, CP	15,800	15,800
Series 2001 X, 1.1% 3/11/03, CP	12,400	12,400
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(d)	2,400	2,400
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 1.21% (Liquidity Facility Bank of America NA) (a)(d)(f)	6,005	6,005
Series FRRI 02 L13, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	8,375	8,375
Series PT 25, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	535	535
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.15%, LOC Bank of America NA, VRDN (a)(d)	$ 5,000	$ 5,000
Williamson County Indl. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 1.2%, LOC Bank of America NA, VRDN (a)(d)	2,900	2,900
		318,340
Texas - 13.8%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	9,300	9,300
Austin Gen. Oblig.:
Bonds Series Merlots 00 A26, 1.53%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	9,230	9,230
Variable Rate TRAN 1.6% 4/1/03 (a)	4,800	4,800
Austin Independent School District Variable Rate TRAN 1.053% 8/31/03 (a)	12,760	12,760
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 1.14% (Liquidity Facility Bank of America NA) (a)(f)	10,000	10,000
Series A:
1.1% 3/6/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
1.2% 3/11/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,790	5,790
1.2% 6/10/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,950	9,950
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	10,195	10,195
Series Merlots 00 LLL, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	7,165	7,165
Series Merlots 01 A63, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,415	6,415
Series Merlots 02 A1, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,090	2,090
Bastrop Independent School District Participating VRDN Series MSCO 01 649, 1.18% (Liquidity Facility Morgan Stanley) (a)(f)	3,315	3,315
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 1, 1.2% (MBIA Insured), VRDN (a)	24,420	24,420
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,600	$ 3,600
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2000 A, 1.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,600	3,600
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.15%, LOC HSBC Bank USA, VRDN (a)(d)	6,250	6,250
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.15%, LOC Bank of America NA, VRDN (a)(d)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.15%, LOC Bank of America NA, VRDN (a)(d)	17,000	17,000
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 1.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	17,000	17,000
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	4,600	4,600
Clear Creek Independent School District Variable Rate TRAN 1.053% 8/29/03 (a)	10,000	10,000
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(f)(g)	9,940	9,940
Participating VRDN:
Series Merlots 01 A129, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	14,470	14,470
Series PT 1649, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,810	5,810
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series FRRI 02 L29J, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	20,255	20,255
Series Merlots 00 II, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	11,695	11,695
Series Putters 201, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	9,125	9,125
Series Putters 202, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	17,970	17,970
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	24,435	24,435
Dallas Independent School District Participating VRDN Series PT 1634, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Wtr. & Swr. Sys. Rev. Series B:
1.1% 7/8/03, CP	$ 3,190	$ 3,190
1.15% 3/27/03, CP	14,700	14,700
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (Learjet, Inc. Proj.) Series 2000 A1, 1.15%, LOC Bank of America NA, VRDN (a)(d)	12,055	12,055
Denton County Indl. Dev. Rev. (Hydro Conduit Corp.) 1.15%, LOC UBS AG, VRDN (a)(d)	3,500	3,500
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	9,220	9,220
Series MS 01 635, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	12,960	12,960
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	4,120	4,120
El Paso Gen. Oblig. 1.1% 3/3/03, CP	5,000	5,000
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.25%, LOC Chase Manhattan Bank of Delaware, VRDN (a)(d)	2,300	2,300
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	12,470	12,470
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.25%, LOC Bank One, Texas NA, VRDN (a)(d)	3,200	3,200
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.3%, LOC Bank One, Texas NA, VRDN (a)(d)	2,960	2,960
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 1996 B, 1.95%, tender 6/1/03, LOC Sallie Mae (a)(d)	4,250	4,250
Gulf Coast Indl. Dev. Auth.:
(Mueller Flow Tech., Inc. Proj.) Series 1997, 1.24%, LOC Bank One NA, Chicago, VRDN (a)(d)	3,830	3,830
(S&S X-ray Prod., Inc. Proj.) Series 1999, 1.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,225	7,225
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.2%, VRDN (a)(d)	10,000	10,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2001, 1.25%, LOC Royal Bank of Canada, VRDN (a)(d)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.): - continued
1.25%, LOC Royal Bank of Canada, VRDN (a)(d)	$ 9,300	$ 9,300
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1997, 1.2%, VRDN (a)(d)	3,900	3,900
Series 1998, 1.2%, VRDN (a)(d)	8,500	8,500
(BP Prods. North America Proj.) 1.2% (BP PLC Guaranteed), VRDN (a)(d)	16,000	16,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 1.2%, VRDN (a)(d)	9,600	9,600
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	4,625	4,625
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	27,300	27,300
Harris County Gen. Oblig.:
Bonds (Toll Road Proj.) 0% 8/1/03	12,570	12,488
Participating VRDN:
Series EGL 01 4305, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	20,600	20,600
Series PT 1623, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,075	6,075
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.2% (MBIA Insured), VRDN (a)	9,900	9,900
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	4,690	4,690
Series MSTC 00 98, 1.21% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	19,965	19,965
Series PT 1468, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	10,370	10,370
Series ROC II R40, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	10,125	10,125
Series ROC II R41, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	12,825	12,825
Houston Gen. Oblig.:
Variable Rate TRAN 1.4702% 4/15/03 (a)	19,200	19,200
1.1% 6/9/03, CP	16,500	16,500
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 1.19% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	5,620	5,620
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 21,830	$ 21,830
Series SGB 24, 1.16% (Liquidity Facility Societe Generale) (a)(f)	6,840	6,840
Katy Independent School District Participating VRDN Series PT 1598, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,735	5,735
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	6,000	6,000
Series EGL 99 4302, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	18,000	18,000
Series MSCO 01 577, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	7,915	7,915
Series A, 1.1% 6/5/03, CP	24,500	24,500
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,125	5,125
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 1.15% (AMBAC Insured) (BPA Sallie Mae), VRDN (a)(d)	7,700	7,700
Series 1991 F, 1.15% (AMBAC Insured), VRDN (a)(d)	9,700	9,700
Series 1993 A, 1.15%, LOC Sallie Mae, VRDN (a)(d)	8,900	8,900
Series C, 1.15% (AMBAC Insured), VRDN (a)(d)	11,900	11,900
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.1% tender 4/9/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	24,160	24,160
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	9,500	9,500
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	3,750	3,750
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.3%, VRDN (a)(d)	27,700	27,700
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (a)	6,000	6,000
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Rev.:
Participating VRDN:
Series Merlots 01 A10, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 5,785	$ 5,785
Series PT 1708, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,495	7,495
Series A:
1.1% 3/6/03, CP	4,000	4,000
1.1% 6/11/03, CP	25,300	25,300
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(f)(g)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.2%, LOC Bank of America NA, VRDN (a)(d)	3,300	3,300
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,700	8,700
Series 2001, 1.1% 3/6/03, CP	8,000	8,000
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.3%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
South Plains Hsg. Fin. Corp. Participating VRDN Series Merlots 02 A11, 1.85% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	7,235	7,235
Southeast Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MS 01 661, 1.21% (Liquidity Facility Morgan Stanley) (a)(d)(f)	12,793	12,793
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	7,895	7,895
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,310	9,310
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	5,100	5,100
Texas A&M Univ. Permanent Univ. Rev. Bonds 2% tender 7/8/03, CP mode	10,000	10,030
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 1.55%, tender 4/1/03 (a)(d)	12,120	12,120
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN:
Series BA 01 A, 1.23% (Liquidity Facility Bank of America NA) (a)(d)(f)	3,610	3,610
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN: - continued
Series FRRI 02 L9, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	$ 11,975	$ 11,975
Series ROC II R178, 1.2% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	4,275	4,275
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2003:
1.125%, tender 7/1/03 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	16,400	16,400
1.125%, tender 7/1/03 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,600	13,600
Participating VRDN:
Series 2000 C, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,495	7,495
Series FRRI 01 L41, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	19,955	19,955
Series FRRI 02 L4, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	8,500	8,500
Series Merlots 00 QQ, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	22,070	22,070
Series MS 01 550, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	12,918	12,918
Series PA 1063, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,995	8,995
Series PA 631R, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,600	7,600
Series PT 1191, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,850	3,850
Series PT 453, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	3,100	3,100
Series PT 524, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	6,400	6,400
(Veterans Hsg. Assistance Prog.) Fund II Series 2002 A2:
1.15%, VRDN (a)(d)	5,000	5,000
1.15%, VRDN (a)(d)	5,650	5,650
(Veterans Land Proj.) Series A, 1.15%, VRDN (a)(d)	22,030	22,030
Series 2001 C2, 1.17% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(d)	13,500	13,500
TRAN 2.75% 8/29/03	487,200	490,412
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Bonds Series PA 884R, 2.8%, tender 7/10/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Univ. of Texas Univ. Revs.:
Series 1994 A:
1.1% 4/17/03, CP	$ 10,000	$ 10,000
1.1% 8/13/03, CP	10,171	10,171
1.15% 4/22/03, CP	15,000	15,000
Series A, 1.15% 4/21/03, CP	11,500	11,500
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.2%, VRDN (a)(d)	12,800	12,800
		1,810,872
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 E, 1.15% tender 3/5/03 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	12,100	12,100
Series F, 1.25%, tender 6/2/03 (AMBAC Insured) (a)	13,875	13,877
Participating VRDN Series EGL 96 C4402 Class A, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	4,170	4,170
Series 1997 B3, 1.1% 3/6/03, CP	13,200	13,200
Salt Lake City Arpt. Rev. Series 2001, 1.15%, LOC WestLB AG, VRDN (a)(d)	3,100	3,100
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 1.3%, LOC Key Bank NA, VRDN (a)(d)	855	855
Utah Board of Regents Student Ln. Rev. Series 1995 L, 1.15% (AMBAC Insured), VRDN (a)(d)	15,000	15,000
Utah Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A89, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	4,920	4,920
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 209, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	1,440	1,440
		68,662
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	10,290	10,290
Vermont Hsg. Fin. Agcy. Single Family Bonds Series Merlots 01 A49, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(d)(f)(g)	8,370	8,370
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.16%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	9,300	9,300
		27,960
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - 1.7%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 1,880	$ 1,880
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.15% (FSA Insured), VRDN (a)	16,415	16,415
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	6,200	6,200
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 1.15%, LOC Bank of America NA, VRDN (a)(d)	8,245	8,245
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 1.22%, LOC Bank One, Kentucky NA, VRDN (a)(d)	280	280
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.8% tender 6/13/03, CP mode (d)	20,500	20,500
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	10,000	10,000
Henrico County Econ. Dev. Auth. Indl. Dev. Rev. (Infineon Technologies Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	14,000	14,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1997, 1.2%, LOC Cr. Suisse First Boston Bank, VRDN (a)(d)	6,100	6,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.4% tender 4/15/03, CP mode	4,000	4,000
1.4% tender 4/21/03, CP mode	3,500	3,500
1.6% tender 3/14/03, CP mode	2,400	2,400
1.6% tender 3/20/03, CP mode	4,000	4,000
Series 1987:
1.7% tender 6/13/03, CP mode	4,000	4,000
1.9% tender 3/11/03, CP mode	4,800	4,800
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 3.15%, tender 4/1/03 (a)(d)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Mecklenburg County Indl. Dev. Auth. Rev. (American Bldg. Co. Proj.) 1.25%, LOC Canadian Imperial Bank of Commerce, VRDN (a)(d)	$ 1,940	$ 1,940
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metro Machine Corp. Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	7,500	7,500
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.23%, LOC Wachovia Bank NA, VRDN (a)(d)	5,085	5,085
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.23%, LOC Wachovia Bank NA, VRDN (a)(d)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	7,000	7,000
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	9,600	9,600
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	9,000	9,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Disp. Proj.) 1.25%, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	23,300	23,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	7,000	7,000
Series MS 01 727, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	6,100	6,100
Virginia Gen. Oblig. Participating VRDN Series EGL 95 4601, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	10,615	10,615
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series PA 963R, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,245	6,245
		220,405
Washington - 3.9%
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	14,955	14,955
Series Merlots 01 B1, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Participating VRDN: - continued
Series PA 1047, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	$ 2,700	$ 2,700
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,585	4,585
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,595	9,595
Series Putters 242, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,100	3,100
Series Putters 256, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,200	4,200
Series ROC II R152, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.15%, VRDN (a)(d)	3,200	3,200
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	7,175	7,175
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,300	6,300
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.25%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	2,335	2,335
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	11,245	11,245
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 1.2%, VRDN (a)(d)	17,000	17,000
(BP West Coast Products LLC Proj.) 1.2% (BP PLC Guaranteed), VRDN (a)(d)	12,700	12,700
Port of Seattle Rev.:
Bonds Series Merlots 01 A53, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(d)(f)(g)	7,835	7,835
Participating VRDN:
Series PA 752, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,995	4,995
Series PA 759R, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	10,100	10,100
Series PT 654, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,670	6,670
Series PT 728, 1.19% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	4,430	4,430
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 1997, 1.2%, LOC Bank of New York NA, VRDN (a)(d)	$ 85,830	$ 85,830
Seattle Gen. Oblig. Participating VRDN Series SGB 12, 1.16% (Liquidity Facility Societe Generale) (a)(f)	7,400	7,400
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 1.1% tender 3/10/03, LOC JPMorgan Chase Bank, CP mode	17,400	17,400
Participating VRDN:
Series Merlots 01 A56, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	18,630	18,630
Series SGA 85, 1.2% (Liquidity Facility Societe Generale) (a)(f)	16,600	16,600
RAN:
2.5% 11/21/03	9,900	9,971
4.5% 3/28/03	20,395	20,438
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 1.21% (Liquidity Facility Societe Generale) (a)(f)	15,815	15,815
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.1%, LOC Bank of America NA, VRDN (a)	10,430	10,430
U.S. Bancorp Piper Jafray Fdg. Trust Participating VRDN Series FRRI 02 B, 1.23% (Liquidity Facility Bank of New York NA) (a)(f)	2,754	2,754
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1.2%, LOC Bank of America NA, VRDN (a)(d)	2,000	2,000
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.15%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000	4,000
Washington Gen. Oblig.:
Bonds Series Merlots 00 A13, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	10,125	10,125
Participating VRDN:
Series EGL 00 4704, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	5,600	5,600
Series EGL 00 4705, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	16,300	16,300
Series EGL 98 4702, 1.16% (Liquidity Facility Citibank NA, New York) (a)(f)	12,200	12,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series MSTC 9048, 1.27% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	$ 9,990	$ 9,990
Series SGA 35, 1.21% (Liquidity Facility Societe Generale) (a)(f)	12,500	12,500
Series SGB 09, 1.16% (Liquidity Facility Societe Generale) (a)(f)	9,100	9,100
Series SGB 11, 1.16% (Liquidity Facility Societe Generale) (a)(f)	6,200	6,200
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	28,210	28,210
Washington Hsg. Fin. Commission Participating VRDN:
Series Merlots 00 A27, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,030	2,030
Series Merlots 97 D, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	6,665	6,665
Series PT 622, 1.19% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	6,380	6,380
Series PT 636, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	16,840	16,840
Washington Hsg. Fin. Commission Single Family Mtg. Rev. Participating VRDN Series PT 86, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,035	2,035
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	13,640	13,640
		517,168
West Virginia - 1.1%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.8% tender 6/13/03, CP mode (d)	6,100	6,100
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.3% tender 3/10/03, CP mode (d)	18,000	18,000
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.2%, LOC Nat'l. Westminster Bank PLC, VRDN (a)(d)	29,400	29,400
Series 1990 B, 1.2%, LOC Nat'l. Westminster Bank PLC, VRDN (a)(d)	4,305	4,305
Series 1990 D, 1.2%, LOC Nat'l. Westminster Bank PLC, VRDN (a)(d)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - continued
Putnam County Envir. Facilities Rev. (Flexsys America Proj.) Series 2000 A, 1.15%, LOC Lasalle Bank NA, VRDN (a)(d)	$ 14,650	$ 14,650
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.):
1.1% tender 3/21/03, LOC Dexia Cr. Local de France, CP mode (d)	17,000	17,000
1.25% tender 6/13/03, LOC Dexia Cr. Local de France, CP mode (d)	26,500	26,500
1.25% tender 6/13/03, LOC Dexia Cr. Local de France, CP mode (d)	10,600	10,600
		139,555
Wisconsin - 1.3%
Butler Indl. Dev. Rev. (Western States Envelope Co. Proj.) Series 1996, 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	2,015	2,015
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	50,000	50,029
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.3%, VRDN (a)	20,000	20,000
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	2,400	2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	3,900	3,900
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,300	1,300
Racine Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) Series B, 1.15%, LOC Bank One NA, Chicago, VRDN (a)(d)	6,250	6,250
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,845	1,845
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	2,340	2,340
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.3%, LOC Bank One, Wisconsin, VRDN (a)(d)	1,385	1,385
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1.25%, LOC Lasalle Bank NA, VRDN (a)(d)	3,885	3,885
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,830	5,830
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	$ 12,580	$ 12,580
Wisconsin Gen. Oblig. Participating VRDN Series EGL 94 4904 Class A, 1.2% (Liquidity Facility Citibank NA, New York) (a)(d)(f)	1,250	1,250
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 970, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,000	3,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series Merlots 00 B12, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,900	2,900
Series PT 207, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	12,470	12,470
Series PT 445, 1.19% (Liquidity Facility Danske Bank AS) (a)(d)(f)	7,325	7,325
Series PT 559, 1.19% (Liquidity Facility Danske Bank AS) (a)(f)	5,790	5,790
Series E, 1.2% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (a)(d)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 1.2% (MBIA Insured), VRDN (a)(d)	3,550	3,550
Series 2002 B, 1.2% (MBIA Insured), VRDN (a)(d)	3,135	3,135
Series 2002 D, 1.19% (MBIA Insured), VRDN (a)(d)	4,000	4,000
Wisconsin Hsg. & Fin. Dev. Auth. Participating VRDN Series MSTC 97 4, 1.24% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	5,085	5,085
		175,264
Wyoming - 0.4%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
1.21% (AMBAC Insured), VRDN (a)(d)	5,000	5,000
1.21% (AMBAC Insured), VRDN (a)(d)	3,500	3,500
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(f)	7,985	7,985
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 833R, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,450	7,450
Series PT 01 359, 1.3% (Liquidity Facility Danske Bank AS) (a)(d)(f)	7,720	7,720
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN: - continued
Series PT 630, 1.19% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	$ 8,655	$ 8,655
Wyoming Ed. Fund TRAN 2.5% 6/27/03	16,100	16,138
		56,448
	Shares
Other - 6.9%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	901,129,200	901,129
TOTAL INVESTMENT PORTFOLIO - 98.8%		12,956,358
NET OTHER ASSETS - 1.2%		152,113
NET ASSETS - 100%		$ 13,108,471
Total Cost for Income Tax Purposes $ 12,956,358
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Austin Gen. Oblig. Bonds Series Merlots 00 A26, 1.53%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	11/15/00	$ 9,230
Chicago Board of Ed. Bonds Series Merlots 00 A4, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	9/29/00	$ 4,845
Cypress-Fairbanks Independent School District Bonds Series AAB 02 13, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	7/16/02	$ 9,940
Du Page County Gen. Oblig. Bonds Series Merlots 00 A9, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/12/00	$ 9,760
Du Page County Gen. Oblig. Bonds Series Merlots 01 A74, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	8/16/01	$ 5,810
Security	Acquisition Date	Cost (000s)
Illinois Gen. Oblig. Bonds Series Merlots 01 A45, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/8/01	$ 8,750
Illinois Health Facilities Auth. Rev. Bonds Series PA 848R, 1.2%, tender 8/21/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/21/01	$ 5,190
Illinois Reg'l. Trans. Auth. Bonds Series Merlots 01 A69, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	6/26/01	$ 11,855
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	7/17/00	$ 5,095
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Bonds Series Merlots 00 B10, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	11/27/00	$ 13,405
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Bonds Series BA 02 K, 1.65%, tender 3/6/03 (Liquidity Facility Bank of America NA)	7/10/02	$ 11,475
Security	Acquisition Date	Cost (000s)
New York City Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 1.7%, tender 8/20/03 (Liquidity Facility Bank of New York NA)	7/17/02	$ 10,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	9/22/00	$ 5,500
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 282, 1.3%, tender 7/17/03 (Liquidity Facility Landesbank Hessen-Thuringen)	9/3/99 - 12/22/00	$ 7,580
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds Series MS 01 752, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 3,715
Port of Seattle Rev. Bonds Series Merlots 01 A53, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	11/18/02	$ 7,835
Porter County Indl. Jail Bldg. Corp. Bonds Series Merlots 01 A43, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	4/20/01	$ 7,165
Security	Acquisition Date	Cost (000s)
Porter County Indl. Jail Bldg. Corp. Bonds Series Merlots 01 A58, 1.53%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/18/01	$ 9,430
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 15,500
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Bonds Series PA 884R, 2.8%, tender 7/10/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/24/03	$ 5,000
Vermont Hsg. Fin. Agcy. Single Family Bonds Series Merlots 01 A49, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/10/01	$ 8,370
Washington Gen. Oblig. Bonds Series Merlots 00 A13, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/19/00	$ 10,125
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	8/28/02	$ 13,640
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $199,215,000 or 1.5% of net assets.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 12,956,358
Cash		60,236
Receivable for investments sold		160,425
Receivable for fund shares sold		149,264
Interest receivable		37,173
Other receivables		521
Total assets		13,363,977

Liabilities
Payable for investments purchased	$ 129,516
Payable for fund shares redeemed	121,376
Accrued management fee	3,040
Other payables and accrued expenses	1,574
Total liabilities		255,506

Net Assets		$ 13,108,471
Net Assets consist of:
Paid in capital		$ 13,107,214
Accumulated net realized gain (loss) on investments		1,257
Net Assets, for 13,107,124 shares outstanding		$ 13,108,471
Net Asset Value, offering price and redemption price per share ($13,108,471 ÷ 13,107,124 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 89,307
Expenses
Management fee	$ 17,459
Transfer agent fees	8,830
Accounting fees and expenses	505
Non-interested trustees' compensation	24
Custodian fees and expenses	88
Registration fees	99
Audit	53
Legal	19
Miscellaneous	464
Total expenses before reductions	27,541
Expense reductions	(1,280)	26,261
Net investment income		63,046
Net realized gain (loss) on investment securities		1,146
Net increase in net assets resulting from operations		$ 64,192

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 63,046	$ 147,294
Net realized gain (loss)	1,146	447
Increase (decrease) in net unrealized gain from accretion of discount	-	(1)
Net increase (decrease) in net assets resulting from operations	64,192	147,740
Distributions to shareholders from net investment income	(63,046)	(147,294)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	18,664,980	34,617,041
Reinvestment of distributions	62,226	145,015
Cost of shares redeemed	(17,348,057)	(32,877,722)
Net increase (decrease) in net assets and shares resulting from share transactions	1,379,149	1,884,334
Total increase (decrease) in net assets	1,380,295	1,884,780

Net Assets
Beginning of period	11,728,176	9,843,396
End of period	$ 13,108,471	$ 11,728,176

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998 F	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.014	.032	.035	.028	.027	.032
Distributions from net investment income	(.005)	(.014)	(.032)	(.035)	(.028)	(.027)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.51%	1.38%	3.29%	3.55%	2.83%	2.70%	3.28%
Ratios to Average Net Assets D
Expenses before expense reductions	.45% A	.43%	.45%	.46%	.47%	.49% A	.49%
Expenses net of voluntary waivers, if any	.45% A	.43%	.45%	.46%	.47%	.49% A	.49%
Expenses net of all reductions	.43% A	.39%	.42%	.46%	.47%	.49% A	.49%
Net investment income	1.02% A	1.35%	3.21%	3.51%	2.79%	3.20% A	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 13,108	$ 11,728	$ 9,843	$ 7,902	$ 6,313	$ 5,069	$ 4,132

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the period ended October 31.

F Ten months ended August 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .28% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,845 for the period.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

Semiannual Report

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $88 and $1,192, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

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Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

Arizona Municipal Money Market

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Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

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Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan® California Municipal
Money Market

Spartan Connecticut Municipal
Money Market

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Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMM-SANN-0403 342073
1.703548.105

Spartan®

Municipal
Money

Fund

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Municipal Money	0.57%	1.22%	14.45%	33.76%
All Tax-Free Money Market Funds Average	0.41%	0.90%	12.73%	29.33%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Money	1.22%	2.74%	2.95%
All Tax-Free Money Market Funds Average	0.90%	2.42%	2.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02

Spartan Municipal Money Fund	0.90%	1.06%	1.25%	1.32%	1.24%

If Fidelity had not reimbursed certain fund expenses	0.80%	0.96%	1.15%	1.22%	1.14%

All Tax-Free Money Market Funds Average	0.62%	0.75%	0.88%	1.09%	0.89%

Spartan Municipal Money Fund - Tax-equivalent	1.38%	1.63%	1.92%	2.03%	1.91%

If Fidelity had not reimbursed certain fund expenses	1.23%	1.48%	1.77%	1.88%	1.75%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 35% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Spartan Municipal Money Fund

Q. Norm, what was the investment environment like during the six months that ended February 28, 2003?

A. Despite showing some strength in gross domestic product (GDP) growth in the third quarter of 2002, the U.S. economy remained generally stagnant. Retail sales in the fourth quarter holiday season were sluggish, and consumer confidence declined to its lowest level in 10 years. Against this backdrop, the Federal Reserve Board felt compelled to try to support the economy. It did so by lowering the rate banks charge each other - known as the federal funds target rate - by 0.50 percentage points in November 2002, bringing the rate to 1.25%, its lowest level in 40 years. Faced with a struggling stock market and the possibility of war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. How did the slowing economy affect state and local governments?

A. States and municipalities struggled with budgetary imbalances after enjoying years of solid revenue growth. Legislatures, city administrations and school boards had to wrestle with dramatic declines in funding due to reduced sales, income and capital gains tax revenues. An unprecedented flood of muni supply hit the market, particularly from such traditionally large issuers as New York and California. The market presented some challenges. There were fewer opportunities offered by financially stronger states and municipalities, because they had less of a need to issue debt to meet shortfalls. At the same time, the market was flooded with securities tendered by issuers with weaker financial profiles that were more desperate for cash to close their budget gaps. (Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. I analyzed the creditworthiness of issuers in the market with even more scrutiny than usual, and I was very selective in terms of reviewing the fiscal health of the issuers we considered for the fund. I looked to choose securities that offered some level of financial certainty, such as securities with interest payments that were insured or those that were backed by predictable revenue streams such as water and utilities. While the fund's structure did not belie a regional bias, it did hold more California investments than in previous years. That's because there was so much new issuance in that state that yields there were pushed to very attractive levels. I also kept the fund's average maturity short relative to its peers. Within a low and falling interest rate environment, longer-maturity securities offered a minimal yield advantage that was inadequate to warrant investing on the long end of the money market yield curve. A shorter average maturity gave the fund more liquidity within an environment of very low interest rates. With yields hovering around 1%, the risk that rates would move higher was greater than the chance that they'd move further downward.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.91%, compared to 1.20% six months ago. The latest yield was the equivalent of a 1.40% taxable yield for investors in the 35% federal income tax bracket. Through February 28, 2003, the fund's six-month total return was 0.57%, compared to 0.41% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The potential for war with Iraq dominated the backdrop at the end of the period, with the potential for further upheaval in the markets due to fluctuations in energy and gold prices and the value of the U.S. dollar. There is even some speculation that the Fed might cut rates further in order to keep the economy from sliding into recession. If the Iraq situation is resolved quickly, interest rates could rise dramatically in a short period of time. However, the current situation has created tremendous uncertainty with no clear picture of how the markets will be affected. As a result of both the larger-scale geopolitical issues and the struggle for states and municipalities to confront and deal with budget problems, I intend to undertake a cautious approach.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: federally tax-exempt income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 460

Trading symbol: FIMXX

Start date: January 14, 1991

Size: as of February 28, 2003, more than $3.0 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	83.6	82.9	77.0
31 - 90	3.7	9.1	9.5
91 - 180	6.0	2.5	6.5
181 - 397	6.7	5.5	7.0
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Spartan Municipal Money Fund	29 Days	30 Days	34 Days
All Tax-Free Money Market Funds Average *	38 Days	47 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 64.1%	Variable Rate Demand Notes (VRDNs) 66.8%
Commercial Paper (including CP Mode) 11.2%	Commercial Paper (including CP Mode) 6.1%
Tender Bonds 2.9%	Tender Bonds 3.6%
Municipal Notes 10.8%	Municipal Notes 7.6%
Municipal Money Market Funds 10.1%	Municipal Money Market Funds 10.9%
Other Investments 0.4%	Other Investments 1.5%
Net Other Assets 0.5%	Net Other Assets 3.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.2%
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.23%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	$ 3,100	$ 3,100
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.15%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	4,200	4,200
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 1.25%, LOC Key Bank NA, VRDN (b)(e)	4,570	4,570
Huntsville Health Care Auth. Rev. Series 1998, 1.18%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	6,100	6,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.13%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	15,000	15,000
Montgomery Indl. Dev. Board Rev. (Contech Construction Proj.) Series 1996, 1.22%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	2,400	2,400
		35,370
Alaska - 1.5%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.18% (Liquidity Facility Bank of America NA) (b)(f)	9,285	9,285
Series FRRI 98 2, 1.12% (Liquidity Facility Bank of New York NA) (b)(f)	5,640	5,640
1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,700	3,700
Valdez Marine Term. Rev.:
Bonds (Phillips Petroleum Co. Proj.) Series 1994 C, 2%, tender 1/1/04 (b)	9,200	9,238
Participating VRDN Series MS 98 146, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	15,500	15,500
		43,363
Arizona - 1.1%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 0301, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	8,495	8,495
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,683	6,683
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,130	3,130
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.4% tender 3/26/03, CP mode (e)	3,635	3,635
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,060	$ 6,060
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.28% (Liquidity Facility Bank of New York NA) (b)(e)(f)	5,350	5,350
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series MS 00 274, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	100	100
		33,453
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (b)(e)	3,300	3,300
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,700	1,700
		5,000
California - 7.2%
California Dept. Wtr. Resources Pwr. Supply Rev.:
Bonds:
Series C4, 1.8%, tender 3/13/03, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys. (b)	12,000	12,000
Series C9, 1.8%, tender 3/13/03, LOC Citibank NA, New York (b)	4,500	4,500
Series C11, 1.1%, LOC KBC Bank NV, LOC Bank of Nova Scotia N Y Agcy., VRDN (b)	15,000	15,000
California Gen. Oblig.:
Participating VRDN:
Series FRRI 02 F14B, 1.33% (b)(f)	31,900	31,900
Series FRRI 02 F15J, 1.337% (b)(f)	30,100	30,100
Variable Rate TRAN:
Series C, 1.3375% 6/20/03 (b)	49,000	49,000
Series F, 1.3375% 6/20/03 (b)	25,000	25,000
1.2% 4/8/03, CP	2,400	2,400
1.2% 4/16/03, CP	17,300	17,300
1.4% 4/10/03, CP	5,300	5,300
1.55% 3/12/03, CP	4,600	4,600
1.65% 4/10/03, CP	13,400	13,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.25%, VRDN (b)	$ 5,100	$ 5,100
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.3%, LOC Societe Generale, VRDN (b)(e)	1,425	1,425
		217,025
Colorado - 0.8%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.2%, LOC Bank One, Colorado NA, VRDN (b)	1,675	1,675
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.3%, LOC Fannie Mae, VRDN (b)(e)	5,100	5,100
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.25%, LOC Bank One, Colorado NA, VRDN (b)	4,500	4,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,160	3,160
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	3,940	3,940
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (b)	3,200	3,200
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.3%, LOC Fannie Mae, VRDN (b)(e)	2,600	2,600
		24,175
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.33% (Liquidity Facility Bank of New York NA) (b)(e)(f)	1,825	1,825
Metro. Washington Arpt. Auth. Sys. Rev.:
Participating VRDN Series PT 1629, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,970	6,970
1.2% (FSA Insured), VRDN (b)(e)	6,100	6,100
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev. Series A, 1.2% 3/4/03 (Liquidity Facility WestLB AG), CP (e)	4,000	4,000
		23,890
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - 4.1%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.28% (Liquidity Facility Bank of New York NA) (b)(e)(f)	$ 2,775	$ 2,775
Florida Board of Ed. Cap. Outlay Participating VRDN Series PA 969, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,095	3,095
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series MS 01 634, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	10,000	10,000
Florida Dept. of Trans. Participating VRDN Series ROC II 1000, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	7,125	7,125
Florida Local Govt. Fin. Auth. Rev. Series A, 1.15% 4/7/03, LOC Wachovia Bank NA, CP	5,330	5,330
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,795	4,795
Jacksonville Elec. Auth. Rev. Series C1, 1.15% 4/10/03, CP	4,100	4,100
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.25% tender 3/12/03, CP mode	5,810	5,810
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.2%, VRDN (b)	20,000	20,000
Series 1985 D, 1.2%, VRDN (b)	4,000	4,000
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,690	6,690
Miami Gen. Oblig. Participating VRDN Series PT 1474, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,100	11,100
Miami-Dade County Gen. Oblig. Series B, 1.1% 3/10/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
Orlando Utils. Commission Wtr. & Elec. Rev. Series 1999 A, 1.1% 6/10/03, CP	11,000	11,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,625	3,625
Sunshine State Govt. Fing. Commission Rev. Series F, 1.2% 6/13/03 (AMBAC Insured), CP	15,550	15,550
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS 98 112, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,445	5,445
		123,940
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 2.9%
Atlanta Arpt. Rev. Participating VRDN Series SG 140, 1.16% (Liquidity Facility Societe Generale) (b)(f)	$ 10,000	$ 10,000
Atlanta Urban Residential Fin. Auth. Multi-family Rev. (Carver Redev. Partnership I LP Proj.) 1.15%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/25/04 (b)	5,600	5,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 1.15%, LOC Southtrust Bank NA, VRDN (b)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.1%, LOC Suntrust Bank, VRDN (b)	16,400	16,400
Fulton County Hsg. Auth. Rev. 1.25% (American Int'l. Group, Inc. Guaranteed), VRDN (b)	10,500	10,500
Georgia Muni. Elec. Auth. Series B, 1.15% 3/5/03, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	7,400	7,400
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 1.14% (Liquidity Facility Societe Generale) (b)(f)	14,610	14,610
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,900	5,900
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.25%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,500	1,500
		86,115
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (b)	5,500	5,500
Illinois - 10.0%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,600	1,600
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.18% (Liquidity Facility Bank of America NA) (b)(f)	11,100	11,100
Series Merlots 97 E, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,125	3,125
Series MS 01 566, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,000	5,000
Series PT 1704, 1.14% (Liquidity Facility WestLB AG) (b)(f)	4,080	4,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series Putters 199, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 10,610	$ 10,610
Series SGA 98, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,820	7,820
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.):
Series 2002 B, 1.4% tender 3/27/03, CP mode	1,000	1,000
Series 2002 D, 1.5% tender 3/27/03, CP mode (e)	3,400	3,400
Chicago Gen. Oblig. Participating VRDN Series Merlots 00 A12, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,715	2,715
Chicago Midway Arpt. Rev.:
Participating VRDN Series Putters 229, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,680	5,680
Series 1998 B, 1.55% (MBIA Insured), VRDN (b)(e)	8,800	8,800
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.16%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	22,000	22,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,600	2,600
Series Merlots 97 V, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,660	4,660
Series MS 01 560, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	10,000	10,000
Cook & Kelb County Unified School District #300 Participating VRDN Series EGL 00 1310, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	14,850	14,850
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	16,850	16,850
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,200	5,200
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,440	1,440
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.25% tender 5/1/03, CP mode (e)	6,725	6,725
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Belmont Steel Proj.) Series 1991, 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	1,900	1,900
(Camcraft Proj.) Series 1993, 1.3%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	100	100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(Chicago Fineblanking Corp. Proj.) 1.3%, LOC Bank One NA, Michigan, VRDN (b)(e)	$ 1,300	$ 1,300
(Cloverhill Pastry Vend Corp. Proj.) 1.3%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	4,160	4,160
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	1,300	1,300
(Yale-South Haven Proj.) Series 1994, 1.3%, LOC Bank One, Indiana NA, VRDN (b)(e)	1,470	1,470
Illinois Dev. Fin. Auth. Rev. (Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
Illinois Ed. Facilities Auth. Rev. Series 2001 B3, 1.55% 6/3/03, CP	7,000	7,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,535	4,535
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	2,600	2,600
Series EGL 01 1307, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	10,675	10,675
Series MS 98 143, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	13,560	13,560
Series Putters 133, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	7,530	7,530
Series ROC 00 10, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	3,800	3,800
RAN 3% 4/15/03	6,300	6,312
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.21% (MBIA Insured), VRDN (b)	18,005	18,005
(Southern Illinois Health Care Proj.) 1.15% (MBIA Insured), VRDN (b)	2,300	2,300
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	19,275	19,275
Series Merlots 01 A73, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,970	4,970
Series Merlots 02 A24, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,995	4,995
Series MSTC 9044, 1.27% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	7,355	7,355
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 1.13% (MBIA Insured), VRDN (b)(e)	$ 1,850	$ 1,850
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,240	3,240
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	5,400	5,400
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 1.14% (Liquidity Facility Societe Generale) (b)(f)	5,705	5,705
		299,697
Indiana - 1.3%
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,815	3,815
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,435	7,435
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.3%, LOC Comerica Bank, Detroit, VRDN (b)(e)	705	705
(US LLC Proj.) Series 1996, 1.3%, LOC Bank One, Indiana NA, VRDN (b)(e)	455	455
Indianapolis Gas Util. Sys. Rev. 1.1% 3/10/03, CP	2,300	2,300
Indianapolis Gen. Oblig. Series 2002, 1.15% 3/10/03, LOC Key Bank NA, CP	2,000	2,000
Indianapolis Indl. Dev. Rev. (SOHL Assoc. LLC Proj.) Series 1995, 1.22%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,260	2,260
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	900	900
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.3%, LOC Bank One NA, VRDN (b)(e)	930	930
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.2%, LOC Key Bank NA, VRDN (b)	3,300	3,300
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Series 1985 L4, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L6, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 2,600	$ 2,600
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.22%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	6,600	6,600
		39,900
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.2%, LOC KBC Bank NV, VRDN (b)	6,600	6,600
Kansas - 1.8%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.2% tender 3/21/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 C2, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Kansas City Util. Sys. Rev. Participating VRDN Series FRRI 1, 1.12% (Liquidity Facility Bank of New York NA) (b)(f)	14,840	14,840
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,525	16,525
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1.15%, LOC Fannie Mae, VRDN (b)(e)	4,100	4,100
Sedgwick & Shawnee Companies Participating VRDN Series PT 674, 1.24% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	4,955	4,955
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 2.18%, VRDN (b)(e)	4,950	4,950
		54,870
Kentucky - 1.6%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.25% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	16,595	16,595
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	3,765	3,765
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.3% tender 3/21/03, CP mode	2,000	2,000
Kentucky Asset/Liability Commission Gen. Fund Rev. Variable Rate TRAN Series 2002 B, 1.23% 6/26/03 (b)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 4,950	$ 4,950
Scott County Indl. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 1.3%, LOC Bank One NA, VRDN (b)(e)	1,100	1,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.25% tender 4/1/03, CP mode	13,800	13,800
		48,310
Louisiana - 1.1%
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 01 694, 1.23% (Liquidity Facility Morgan Stanley) (b)(e)(f)	8,660	8,660
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.25% (MBIA Insured), VRDN (b)	3,900	3,900
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 1.18%, LOC KBC Bank NV, VRDN (b)	15,435	15,435
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.65% tender 3/5/03, CP mode	3,700	3,700
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1993, 1.65%, VRDN (b)(e)	2,400	2,400
		34,095
Maryland - 0.3%
Anne Arundel County Gen. Oblig. Series A, 1.1% 3/19/03, CP	3,600	3,600
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.25% tender 3/3/03, CP mode	3,200	3,200
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 3/24/03, CP mode	3,255	3,255
		10,055
Massachusetts - 1.8%
Massachusetts Gen. Oblig.:
Series 1997 B, 1.1%, VRDN (b)	7,700	7,700
Series 1999 D, 1.1% 3/11/03, CP	8,500	8,500
Series 2001 G, 1.1% 3/6/03 (Liquidity Facility BNP Paribas SA), CP	9,300	9,300
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series F, 1.1% (FSA Insured), VRDN (b)	29,500	29,500
		55,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - 2.5%
Chippewa Valley Schools Participating VRDN Series MS 00 253, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	$ 3,410	$ 3,410
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.18%, LOC Northern Trust Co., Chicago, VRDN (b)	5,500	5,500
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,255	5,255
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	3,900	3,900
Kent County Arpt. Facilities Rev. Participating VRDN Series MS 98 118, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,995	5,995
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series 1997 X, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,100	4,100
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	11,100	11,142
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN Series MS 00 382, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	8,745	8,745
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1986, 1.65% tender 3/3/03, CP mode	5,300	5,300
Series 1987, 1.65% tender 3/5/03, CP mode	4,500	4,500
(Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (b)	500	500
1.7%, VRDN (b)	8,075	8,075
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.):
Series 1993 A, 1.65%, VRDN (b)(e)	3,800	3,800
Series 1993 B, 1.55%, VRDN (b)	3,200	3,200
		75,522
Minnesota - 2.1%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.45% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	4,700	4,700
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,620	4,620
Dakota County Cmnty. Dev. Agy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.18% (Liquidity Facility Morgan Stanley) (b)(f)	$ 7,800	$ 7,800
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,795	3,795
Series PT 1459, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,740	5,740
Series PT 735, 1.21% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	5,225	5,225
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	7,300	7,300
Series Putters 02 273, 1.15% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,840	5,840
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Participating VRDN Series Putters 319, 1.15% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	10,000	10,000
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series ROC II R 130, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	5,640	5,640
		63,760
Mississippi - 0.9%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.9%, VRDN (b)(e)	2,700	2,700
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	3,600	3,600
Series Putters 138, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	9,970	9,970
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.15% (MBIA Insured), VRDN (b)	8,200	8,200
		27,865
Missouri - 0.4%
Missouri Dev. Fin. Board Indl. Dev. Rev. ( Grange Foundry Proj.) Series 1996, 1.35%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.1%, VRDN (b)	$ 3,700	$ 3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,110	5,110
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 1.28% (Liquidity Facility Bank of New York NA) (b)(e)(f)	1,100	1,100
		12,460
Montana - 0.3%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.75%, tender 2/26/04, LOC Dexia Cr. Local de France (b)(e)	9,910	9,910
Nebraska - 0.9%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,860	3,860
Series 2002 F, 1.15% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	4,500	4,500
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	3,600	3,653
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	8,265	8,265
		25,273
Nevada - 1.1%
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 1.14% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	19,505	19,505
Clark County School District Participating VRDN Series PT 1721, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,635	5,635
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.3%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,175	1,175
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.16% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
		32,315
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.65% tender 3/3/03, CP mode (e)	$ 9,100	$ 9,100
Series 1990 B, 1.55% tender 3/3/03, CP mode	4,000	4,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,545	3,545
		16,645
New Jersey - 0.8%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	24,200	24,312
New Mexico - 0.8%
Bernalillo County Gen. Oblig. BAN 3% 3/15/03	2,500	2,501
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 1.22%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	1,805	1,805
New Mexico Gen. Oblig. TRAN:
2.25% 6/30/03	12,800	12,844
3% 6/30/03	3,700	3,715
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 739, 1.19% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	3,750	3,750
		24,615
New York - 1.5%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 2, 1.3% (Liquidity Facility Bank of New York NA) (b)(e)(f)	3,390	3,390
Metro. Trans. Auth. Transit Facilities Rev. Series B, 1.2% 3/26/03, LOC ABN-AMRO Bank NV, CP	9,200	9,200
New York City Gen. Oblig. Bonds Series G, 4% 8/1/03	4,895	4,943
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.1% 3/5/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	6,100	6,100
New York City Transitional Fin. Auth. Rev. BAN 2.5% 11/6/03	4,100	4,127
New York State Hsg. Fin. Auth. Svc. Contract Series A, 1.15%, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,900	17,900
		45,660
North Carolina - 1.4%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.22%, LOC Nat'l. City Bank, VRDN (b)(e)	1,800	1,800
Charlotte Gen. Oblig. Participating VRDN Series PT 1492, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,325	7,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Cap. Area YMCA Proj.) 1.1%, LOC Wachovia Bank NA, VRDN (b)	$ 7,400	$ 7,400
North Carolina Cap. Facilities Fin. Agcy. Student Rev. Series 2001 A, 1.16%, LOC Wachovia Bank NA, VRDN (b)	11,385	11,385
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685R, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.35%, LOC Citibank NA, New York, VRDN (b)(e)	8,300	8,300
		41,205
North Dakota - 0.1%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.15%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,300	1,300
		2,300
Ohio - 1.7%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,670	5,670
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.18% (AMBAC Insured), VRDN (b)	7,140	7,140
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.23% (AMBAC Insured), VRDN (b)	2,300	2,300
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	16,000	16,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,200	5,200
Plain Local School District BAN 2% 6/4/03	3,500	3,508
Ross Local School District BAN 2% 6/5/03	4,950	4,961
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.3%, LOC Bank One, Texas NA, VRDN (b)(e)	780	780
		51,559
Oklahoma - 0.9%
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.33% (Liquidity Facility Bank of New York NA) (b)(e)(f)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 1.15% (MBIA Insured), VRDN (b)(e)	$ 5,125	$ 5,125
Series 2003 A2, 1.15% (MBIA Insured), VRDN (b)(e)	3,700	3,700
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.13% (AMBAC Insured), VRDN (b)	9,000	9,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.23% (Liquidity Facility Morgan Stanley) (b)(e)(f)	5,875	5,875
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B1, 1.28% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,750	2,750
		27,850
Oregon - 1.3%
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series CL, 2.18%, VRDN (b)(e)	2,000	2,000
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.21%, LOC Lasalle Bank NA, VRDN (b)(e)	1,900	1,900
Oregon Economic & Cmnty. Economic Dev. Rev. (American Bridge Co. Proj.) Series 205, 1.22%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	5,300	5,300
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.23%, LOC Bank One, Arizona NA, VRDN (b)	3,800	3,800
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	2,400	2,400
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 1.18% (Liquidity Facility Morgan Stanley) (b)(f)	18,800	18,800
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,410	5,410
		39,610
Pennsylvania - 1.1%
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1.25% tender 5/1/03, CP mode (e)	2,900	2,900
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.28%, LOC Wachovia Bank NA, VRDN (b)(e)	1,600	1,600
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.25% (AMBAC Insured), VRDN (b)	4,000	4,000
Pennslyvania Economic Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 1,900	$ 1,900
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 K, 1.1% (AMBAC Insured) (BPA Bank of New York NA) (BPA Fleet Nat'l. Bank), VRDN (b)	17,300	17,300
		34,300
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series Merlots 01 A31, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,960	2,960
South Carolina - 1.0%
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,000	6,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,505	6,505
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.26%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000	1,000
Series 1997 B, 1.26%, LOC Wachovia Bank NA, VRDN (b)(e)	1,200	1,200
Series C, 1.26%, LOC Wachovia Bank NA, VRDN (b)(e)	2,325	2,325
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Putters 316, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	2,500	2,500
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.5% tender 3/5/03, CP mode	4,000	4,000
		30,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,260	$ 6,260
South Dakota Hsg. Dev. Auth. Participating VRDN Series Merlots 00 GGG, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,580	5,580
		11,840
Tennessee - 1.9%
Knox County Health Edl. & Hsg. Facilities Board Rev. (Laughlin Memorial Hosp. Proj.) Series A1, 1.16%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	7,400	7,400
Memphis Gen. Oblig. 1.2% 6/13/03 (Liquidity Facility WestLB AG), CP	3,700	3,700
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,200	5,200
Series PT 706, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,525	5,525
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 95 11, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,600	7,600
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (b)	10,000	10,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 334, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,615	3,615
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	10,640	10,640
Series 2000 X, 1.1% 3/14/03, CP	3,700	3,700
		57,380
Texas - 17.6%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.21% (Liquidity Facility Societe Generale) (b)(f)	9,680	9,680
Austin Independent School District Variable Rate TRAN 1.053% 8/31/03 (b)	3,000	3,000
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 1.14% (Liquidity Facility Bank of America NA) (b)(f)	5,790	5,790
Series A, 1.1% 4/11/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,070	3,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Bastrop Independent School District Participating VRDN Series MSCO 01 649, 1.18% (Liquidity Facility Morgan Stanley) (b)(f)	$ 11,485	$ 11,485
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.28%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	840	840
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.65% tender 3/3/03, CP mode	4,000	4,000
College Station Independent School District Variable Rate TRAN 1.053% 8/31/03 (b)	4,000	4,000
Cypress-Fairbanks Independent School District Participating VRDN Series EGL 00 4304, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,200	3,200
Series Merlots 02 A13, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,080	5,080
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.15% 3/27/03, CP	3,406	3,406
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.21% (Liquidity Facility Societe Generale) (b)(f)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.21% (Liquidity Facility Societe Generale) (b)(f)	8,600	8,600
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.25%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	1,200	1,200
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.3%, LOC Bank One, Texas NA, VRDN (b)(e)	2,250	2,250
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.14% (Liquidity Facility Societe Generale) (b)(f)	6,575	6,575
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.95%, tender 6/1/03, LOC Sallie Mae (a)(b)(e)	15,000	15,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,700	2,700
Harris County Gen. Oblig. Participating VRDN:
Series ROC II R1029, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	3,500	3,500
Series SG 96, 1.14% (Liquidity Facility Societe Generale) (b)(f)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	$ 6,200	$ 6,200
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.2%, VRDN (b)	10,025	10,025
(Saint Lukes Episcopal Hosp. Proj.) Series B, 1.2% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,700	3,700
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 1.17% (Liquidity Facility BNP Paribas SA) (b)(f)	4,995	4,995
Houston Arpt. Sys. Rev. Participating VRDN Series Merlots 00 A25, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,475	12,475
Houston Gen. Oblig.:
Participating VRDN Series SGA 28, 1.21% (Liquidity Facility Societe Generale) (b)(f)	8,630	8,630
Variable Rate TRAN 1.4702% 4/15/03 (b)	4,410	4,410
1.1% 6/9/03, CP	19,000	19,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,795	3,795
Series MS 00 427, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	8,245	8,245
Series MS 00 495, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,038	6,038
Lower Colorado River Auth. Rev.:
Participating VRDN Series PA 590R, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,200	10,200
Series A, 1.1% 6/5/03, CP	5,500	5,500
Mesquite Independent School District Participating VRDN Series PT 1386, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,560	8,560
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.1% tender 4/9/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,600	5,600
Plano Independent School District Participating VRDN Series MS 00 502, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,563	5,563
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.3%, VRDN (b)(e)	7,535	7,535
Round Rock Independent School District Participating VRDN Series MS 01 578, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	3,875	3,875
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Rev.:
Participating VRDN Series SG 107, 1.14% (Liquidity Facility Societe Generale) (b)(f)	$ 9,880	$ 9,880
Series A, 1.1% 6/11/03, CP	5,700	5,700
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)(g)	3,900	3,900
Participating VRDN Series EGL 01 4311, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,000	4,000
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.3%, LOC Bank of America NA, VRDN (b)(e)	3,250	3,250
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 1.21% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	10,505	10,505
Series PT 1610, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,785	6,785
Texas A&M Univ. Rev. Participating VRDN Series SGA 21, 1.21% (Liquidity Facility Societe Generale) (b)(f)	6,370	6,370
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 1.55%, tender 4/1/03 (b)(e)	2,880	2,880
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,960	3,960
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Bonds Series Merlots 01 A109, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	5,245	5,245
Texas Gen. Oblig.:
Participating VRDN Series MS 01 551, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	15,410	15,410
TRAN 2.75% 8/29/03	142,800	143,789
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 1.21% (Liquidity Facility Societe Generale) (b)(f)	10,470	10,470
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series SGA 78, 1.21% (Liquidity Facility Societe Generale) (b)(f)	24,290	24,290
Series SGA 79, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Univ. of Texas Univ. Revs.: - continued
Series 1994 A, 1.15% 4/22/03, CP	$ 5,800	$ 5,800
Series A, 1.15% 4/22/03, CP	2,900	2,900
		529,386
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series MS 00 409, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	13,800	13,800
Salt Lake County Hosp. Rev. Participating VRDN Series Putters 186, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
		18,795
Virginia - 1.6%
Greensville County Indl. Dev. Auth. Dev. Rev. (Beach Mold & Tool Virginia, Inc. Proj.):
Series 1996 A, 1.22%, LOC Bank One, Kentucky NA, VRDN (b)(e)	230	230
Series 1996 B, 1.22%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,650	1,650
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 1.22%, LOC Bank One, Kentucky NA, VRDN (b)(e)	200	200
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,245	5,245
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.5% tender 4/16/03, CP mode	4,000	4,000
1.5% tender 4/17/03, CP mode	3,700	3,700
1.6% tender 3/10/03, CP mode	2,800	2,800
1.6% tender 3/18/03, CP mode	4,000	4,000
Series 1987, 1.9% tender 3/11/03, CP mode	1,100	1,100
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 3.15%, tender 4/1/03 (b)(e)	1,900	1,900
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,400	5,400
Series Putters 134, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	$ 6,100	$ 6,100
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	4,195	4,195
		47,520
Washington - 6.8%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series PA 1047, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,295	6,295
Clark County Pub. Util. District #1 Generating Sys. Rev. Participating VRDN Series Merlots 01 A122, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,100	4,100
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,840	5,840
Series PT 615, 1.17% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	16,255	16,255
Series Putters 248, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,785	3,785
Kent Gen. Oblig. Participating VRDN Series SGA 27, 1.21% (Liquidity Facility Societe Generale) (b)(f)	5,070	5,070
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,395	9,395
Series SGA 19, 1.21% (Liquidity Facility Societe Generale) (b)(f)	11,260	11,260
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,900	1,900
Series MS 01 554, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	9,890	9,890
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.25%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,800	2,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.1%, LOC Bank of America NA, VRDN (b)	7,955	7,955
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN:
Series ROC II R85, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	6,255	6,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Gen. Oblig. Participating VRDN: - continued
Series SGB 12, 1.16% (Liquidity Facility Societe Generale) (b)(f)	$ 2,600	$ 2,600
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 1.2%, LOC Key Bank NA, VRDN (b)(e)	3,750	3,750
Seattle Muni. Lt. & Pwr. Rev.:
Participating VRDN Series Merlots 01 A56, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,965	9,965
RAN 2.5% 11/21/03	2,300	2,316
Washington Gen. Oblig. Participating VRDN:
Series 1998 C, 1.16% (Liquidity Facility Bank of America NA) (b)(f)	5,715	5,715
Series EGL 96 4701, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	4,000	4,000
Series EGL 98 4703, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Series FRRI 01 L15, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	15,000	15,000
Series ROC II R86, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	3,300	3,300
Series SG 37, 1.14% (Liquidity Facility Societe Generale) (b)(f)	5,580	5,580
Series SGA 34, 1.21% (Liquidity Facility Societe Generale) (b)(f)	3,255	3,255
Series SGA 35, 1.21% (Liquidity Facility Societe Generale) (b)(f)	8,990	8,990
Series SGA 36, 1.21% (Liquidity Facility Societe Generale) (b)(f)	11,000	11,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,300	6,300
Washington Hsg. Fin. Commission Participating VRDN Series PT 715, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,855	10,855
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds Series B, 5.5% 7/1/03 (Bonneville Pwr. Admin Guaranteed)	4,000	4,050
		204,176
West Virginia - 0.5%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.8% tender 6/13/03, CP mode (e)	1,300	1,300
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.3% tender 3/10/03, CP mode (e)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	$ 5,015	$ 5,015
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.25% tender 6/13/03, LOC Dexia Cr. Local de France, CP mode (e)	2,900	2,900
		15,715
Wisconsin - 2.1%
Ashwaubenon Indl. Dev. Rev. (Tufco Proj.) Series 1992, 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,000	1,000
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,640	1,640
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	12,000	12,007
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,925	1,925
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,540	15,540
Series ROC II R135, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	16,505	16,505
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series PA 970, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,995	2,995
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,000	4,000
Wisconsin Trans. Rev. Participating VRDN Series MS 01 556, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,253	6,253
		63,065
Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,210	2,210
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PA 1025R, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,035	4,035
Wyoming Ed. Fund TRAN 2.5% 6/27/03	3,700	3,709
		9,954
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 10.1%
Fidelity Municipal Cash Central Fund, 1.16% (c)(d)	303,920,000	$ 303,920
TOTAL INVESTMENT PORTFOLIO - 99.5%		2,996,310
NET OTHER ASSETS - 0.5%		14,035
NET ASSETS - 100%		$ 3,010,345
Total Cost for Income Tax Purposes $ 2,996,310
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,900
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Bonds Series Merlots 01 A109, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/31/01	$ 5,245
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,145,000 or 0.3% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,996,310
Cash		4,967
Receivable for investments sold		10,001
Receivable for fund shares sold		11,948
Interest receivable		9,010
Receivable from investment adviser for expense reductions		311
Other receivables		150
Total assets		3,032,697

Liabilities
Payable for investments purchased	$ 17,224
Payable for fund shares redeemed	3,855
Distributions payable	207
Accrued management fee	1,060
Other payables and accrued expenses	6
Total liabilities		22,352

Net Assets		$ 3,010,345
Net Assets consist of:
Paid in capital		$ 3,010,022
Accumulated net realized gain (loss) on investments		323
Net Assets, for 3,010,001 shares outstanding		$ 3,010,345
Net Asset Value, offering price and redemption price per share ($3,010,345 ÷ 3,010,001 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 20,453
Expenses
Management fee	$ 6,128
Non-interested trustees' compensation	5
Total expenses before reductions	6,133
Expense reductions	(1,727)	4,406
Net investment income		16,047
Net Realized Gain (Loss) on investment securities		292
Net increase in net assets resulting from operations		$ 16,339

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,047	$ 38,153
Net realized gain (loss)	292	263
Net increase (decrease) in net assets resulting from operations	16,339	38,416
Distributions to shareholders from net investment income	(16,047)	(38,153)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,773,696	2,836,338
Reinvestment of distributions	14,474	35,234
Cost of shares redeemed	(1,528,697)	(2,574,122)
Net increase (decrease) in net assets and shares resulting from share transactions	259,473	297,450
Total increase (decrease) in net assets	259,765	297,713

Net Assets
Beginning of period	2,750,580	2,452,867
End of period	$ 3,010,345	$ 2,750,580

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.015	.033	.036	.029	.033
Distributions from net investment income	(.006)	(.015)	(.033)	(.036)	(.029)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C, D	.57%	1.48%	3.38%	3.63%	2.95%	3.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.44%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.33% A	.34%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.31% A	.30%	.37%	.40%	.39%	.39%
Net investment income	1.13% A	1.45%	3.31%	3.56%	2.91%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 3,010	$ 2,751	$ 2,453	$ 2,214	$ 2,216	$ 2,277

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,991 for the period.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,467.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $260.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
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Maine

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Semiannual Report

Michigan

280 Old N. Woodward Ave.
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North Carolina

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Oregon

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Pennsylvania

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Rhode Island

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Tennessee

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Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
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400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
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and

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The Fidelity Telephone Connection

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SMM-SANN-0403 342213
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